------------------------------
                                                  OMB APPROVAL
                                                  ------------------------------
                                                  OMB Number: 3235-0570

                                                  Expires: September 30, 2007

                                                  Estimated average burden
                                                  hours per response: 19.4
                                                  ------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-05646
                                    --------------------------------------

                             New Century Portfolios
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 40 William Street, Suite 100        Wellesley, Massachusetts   02481
--------------------------------------------------------------------------------
            (Address of principal executive offices)          (Zip code)

                            Nicole M. Tremblay, Esq.

 Weston Financial Group, Inc. 40 William Street, Suite 100 Wellesley, MA 02481
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (781) 235-7055
                                                     ---------------------

Date of fiscal year end:      October 31, 2006
                          -------------------------------------

Date of reporting period:     October 31, 2006
                           ------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.



================================================================================



                                 [LOGO OMITTED]

                                  NEW CENTURY
                              P O R T F O L I O S



                              NEW CENTURY CAPITAL

                              NEW CENTURY BALANCED

                           NEW CENTURY OPPORTUNISTIC

                           NEW CENTURY INTERNATIONAL

                       NEW CENTURY ALTERNATIVE STRATEGIES


                                 ANNUAL REPORT

                          YEAR ENDED OCTOBER 31, 2006






40 William Street, Suite 100, Wellesley MA 02481      781-239-0445       888-639-0102      Fax 781-237-1635

================================================================================

CONTENTS
--------------------------------------------------------------------------------


PRESIDENT'S LETTER                                                      1-2


PERFORMANCE CHARTS                                                      3-5


PORTFOLIO INFORMATION                                                  6-10


NEW CENTURY PORTFOLIOS

   Statements of Assets and Liabilities                                  11

   Statements of Operations                                              12

   Statements of Changes in Net Assets                                13-15

   Financial Highlights                                               16-20

   Portfolios of Investments                                          21-29

   Notes to Financial Statements                                      30-38

   Report of Independent Registered Public Accounting Firm               39

   Board of Trustees and Officers                                     40-41

   About Your Portfolio's Expenses                                    42-44

   Federal Tax Information                                               44

   Trustees Approval of Investment Advisory Agreements                45-47

LETTER TO SHAREHOLDERS                                             DECEMBER 2006
================================================================================
Dear Fellow Shareholders:

I am pleased to present our 17th Annual Report.

Economic concerns including inflation and a slowing real estate market coupled with continued geopolitical uncertainties have not been enough to derail the U.S. equity markets during the twelve-month period ended October 31, 2006. Bolstered by strong corporate profits and resilient consumer spending, U.S. equity markets, as measured by the S&P 500(R) Composite Index, posted a gain of 16.34% during the twelve-month period ended October 31, 2006. International equity markets continued their advance as well, outperforming the domestic marketplace over the twelve-month period. As of October 31, 2006, the international equity markets, as measured by the MSCI EAFE Index, gained 27.52% over the past twelve months. The fixed income markets, as measured by the Lehman Brothers Intermediate Government/Credit Index, gained 4.67% during the twelve-month period ended October 31, 2006.

During the twelve-month period ended October 31, 2006, the New Century Capital Portfolio maintained its allocation in each sector. Recently, more emphasis has been placed on increasing exposure to large-cap positions with a potential reduction in small-cap holdings. The New Century Capital Portfolio gained 14.56% as compared to the S&P 500(R) Composite Index which gained 16.34%.

The New Century Balanced Portfolio increased its allocation to the growth and income sector, while slightly reducing positions in the growth and small-cap sectors. With respect to fixed income, the New Century Balanced Portfolio has reduced its exposure to high yield bonds. The New Century Balanced Portfolio's equity-to-fixed income allocation has increased slightly to 66%/34%. This is a direct result of the relative strength of equities during this period of time. During the twelve-month period ended October 31, 2006, the New Century Balanced Portfolio posted a gain of 12.37%, as compared to the S&P 500(R) Composite Index which gained 16.34% and the Lehman Brothers Intermediate Government/Credit Index which gained 4.67%.

The New Century Opportunistic Portfolio, during the past twelve months, reduced its holdings in the sector specific category while increasing its positions in the large-cap and mid-cap sectors. The New Century Opportunistic Portfolio primarily decreased its allocation to the biotech, energy and emerging markets sectors while increasing its position to global real estate. The New Century Opportunistic Portfolio also maintained its allocation in the technology sector during the period. During the twelve-month period ended October 31, 2006, the New Century Opportunistic Portfolio gained 8.37% while the NASDAQ Index posted an 11.62% increase during the period.

The New Century International Portfolio increased its positions in the diversified and European sectors over the last twelve months while reducing positions in Emerging Markets, Japan and the Americas (ex-US). The New Century International Portfolio continues to maintain holdings in non-traditional EAFE regions such as India, China and Latin America. The New Century International Portfolio also continues to maintain an allocation to global energy. During the twelve-month period ended October 31,

2006, the New Century International Portfolio gained 25.35%. The international equity markets, as measured by the MSCI EAFE Index, increased 27.52% during the same time period.

The New Century Alternative Strategies Portfolio maintained diversified positions in ten investment strategies, reducing its exposure to the asset allocation and high yield categories, while increasing exposure to long/short equity strategies. The New Century Alternative Strategies Portfolio had a total return of 12.32% for the twelve-month period ended October 31, 2006, as compared to the S&P 500(R) Composite Index which gained 16.34% and the Lehman Brothers Intermediate Government/Credit Index which gained 4.67% during the same time period.

While future performance is always unpredictable, we are confident that New Century's investment philosophy -diversification, risk assessment and long-term focus - will maximize risk-adjusted returns.

New Century is committed to its shareholders and appreciates your selecting New Century as part of your long-term investment strategy.

Sincerely,


/s/ Wayne

Wayne M. Grzecki
President

PERFORMANCE CHARTS (UNAUDITED)
================================================================================

           COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
    IN THE NEW CENTURY CAPITAL PORTFOLIO AND THE S&P 500(R) COMPOSITE INDEX


                               [GRAPHIC OMITTED]

       S&P 500(R) Composite Index          New Century Capital Portfolio
       --------------------------          -----------------------------

                       Ending                               Ending
          Date         Balance                  Date        Balance
         ------       ---------                ------      ---------
       10/31/1996    $ 10,000                10/31/1996    $ 10,000
       10/31/1997      13,211                10/31/1997      12,722
       10/31/1998      16,117                10/31/1998      13,736
       10/31/1999      20,254                10/31/1999      17,712
       10/31/2000      21,488                10/31/2000      20,355
       10/31/2001      16,137                10/31/2001      14,704
       10/31/2002      13,699                10/31/2002      12,395
       10/31/2003      16,546                10/31/2003      15,183
       10/31/2004      18,105                10/31/2004      16,436
       10/31/2005      19,683                10/31/2005      18,475
       10/31/2006      22,903                10/31/2006      21,166

----------------------------------
  NEW CENTURY CAPITAL PORTFOLIO
 AVERAGE ANNUAL TOTAL RETURNS(a)

  1 YEAR    5 YEARS    10 YEARS
  14.56%      7.56%     7.79%
----------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.



           COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
      IN THE NEW CENTURY BALANCED PORTFOLIO, S&P 500(R) COMPOSITE INDEX AND
              LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT INDEX


                                [GRAPHIC OMITTED]

                                        NEW CENTURY
S&P 500(R) COMPOSITE INDEX           BALANCED PORTFOLIO        LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT INDEX
--------------------------           ------------------        ----------------------------------------------------

                 ENDING                          ENDING                                        ENDING
  DATE           BALANCE            DATE         BALANCE                        DATE           BALANCE
--------------------------       ------------------------                    -------------------------
10/31/1996      $ 10,000         10/31/1996     $ 10,000                     10/31/1996      $ 10,000
10/31/1997        13,211         10/31/1997       11,964                     10/31/1997        10,749
10/31/1998        16,117         10/31/1998       12,797                     10/31/1998        11,729
10/31/1999        20,254         10/31/1999       14,750                     10/31/1999        11,845
10/31/2000        21,488         10/31/2000       16,263                     10/31/2000        12,611
10/31/2001        16,137         10/31/2001       14,429                     10/31/2001        14,408
10/31/2002        13,699         10/31/2002       12,686                     10/31/2002        15,259
10/31/2003        16,546         10/31/2003       15,076                     10/31/2003        16,088
10/31/2004        18,105         10/31/2004       16,244                     10/31/2004        16,784
10/31/2005        19,683         10/31/2005       17,627                     10/31/2005        16,826
10/31/2006        22,903         10/31/2006       19,807                     10/31/2006        17,610

----------------------------------
  NEW CENTURY BALANCED PORTFOLIO
 AVERAGE ANNUAL TOTAL RETURNS(a)

  1 YEAR    5 YEARS    10 YEARS
  12.37%      6.54%      7.07%
----------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

(a) The total returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

================================================================================

           COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
   IN THE NEW CENTURY OPPORTUNISTIC PORTFOLIO AND THE NASDAQ COMPOSITE INDEX


                               [GRAPHIC OMITTED]

      NASDAQ COMPOSITE INDEX         NEW CENTURY OPPORTUNISTIC PORTFOLIO
      ----------------------         -----------------------------------

                     ENDING                                ENDING
       DATE          BALANCE                  DATE         BALANCE
    -----------     ---------               ---------     ---------
     10/31/2000     $ 10,000               10/31/2000     $ 10,000
     10/31/2001        5,030               10/31/2001        7,370
     10/31/2002        3,972               10/31/2002        5,470
     10/31/2003        5,798               10/31/2003        6,950
     10/31/2004        5,954               10/31/2004        7,300
     10/31/2005        6,436               10/31/2005        8,720
     10/31/2006        7,239               10/31/2006        9,450


----------------------------------------
   NEW CENTURY OPPORTUNISTIC PORTFOLIO
     AVERAGE ANNUAL TOTAL RETURNS(a)

  1 YEAR    5 YEARS    SINCE INCEPTION*
   8.37%      5.10%        (0.94%)
----------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.



           COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
       IN THE NEW CENTURY INTERNATIONAL PORTFOLIO AND THE MSCI EAFE INDEX


                            [GRAPHIC OMITTED]

                                             NEW CENTURY
            MSCI EAFE INDEX            INTERNATIONAL PORTFOLIO
            ---------------            -----------------------

                           ENDING                      ENDING
           DATE            BALANCE         DATE        BALANCE
       -----------        ---------     -----------   ---------
       10/31/2000         $ 10,000      10/31/2000    $ 10,000
       10/31/2001            7,532      10/31/2001       7,410
       10/31/2002            6,559      10/31/2002       6,533
       10/31/2003            8,367      10/31/2003       8,697
       10/31/2004            9,979      10/31/2004      10,089
       10/31/2005           11,787      10/31/2005      12,481
       10/31/2006           15,031      10/31/2006      15,645

-------------------------------------
 NEW CENTURY INTERNATIONAL PORTFOLIO
 AVERAGE ANNUAL TOTAL RETURNS(a)

  1 YEAR   5 YEARS    SINCE INCEPTION*
  25.35%    16.12%         7.75%
-------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

*    Initial public offering of shares was November 1, 2000.

(a) The total returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

================================================================================

            COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
 IN THE NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO, S&P 500(R) COMPOSITE INDEX
            AND LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT INDEX


                               [GRAPHIC OMITTED]

                                         NEW CENTURY ALTERNATIVE       LEHMAN BROTHERS INTERMEDIATE
    S&P 500(R) COMPOSITE INDEX             STRATEGIES PORTFOLIO          GOVERNMENT/CREDIT INDEX
    --------------------------          ------------------------       ----------------------------

                      ENDING                              ENDING                         ENDING
         DATE         BALANCE              DATE           BALANCE         DATE           BALANCE
         ----         -------              ----           -------         ----           -------
       5/1/2002      $ 10,000            5/1/2002        $ 10,000       5/1/2002        $ 10,000
      5/31/2002         9,838           5/31/2002          10,000       5/31/2002         10,087
      6/30/2002         9,137           6/30/2002           9,720       6/30/2002         10,174
      7/31/2002         8,425           7/31/2002           9,290       7/31/2002         10,294
      8/31/2002         8,480           8/31/2002           9,340       8/31/2002         10,447
      9/30/2002         7,559           9/30/2002           9,110       9/30/2002         10,634
     10/31/2002         8,224          10/31/2002           9,120      10/31/2002         10,593
     11/30/2002         8,708          11/30/2002           9,330      11/30/2002         10,583
     12/31/2002         8,196          12/31/2002           9,325      12/31/2002         10,814
      1/31/2003         7,982           1/31/2003           9,285       1/31/2003         10,813
      2/28/2003         7,862           2/28/2003           9,264       2/28/2003         10,965
      3/31/2003         7,938           3/31/2003           9,295       3/31/2003         10,976
      4/30/2003         8,592           4/30/2003           9,618       4/30/2003         11,060
      5/31/2003         9,045           5/31/2003           9,982       5/31/2003         11,282
      6/30/2003         9,160           6/30/2003          10,083       6/30/2003         11,274
      7/31/2003         9,322           7/31/2003          10,194       7/31/2003         10,967
      8/31/2003         9,503           8/31/2003          10,376       8/31/2003         10,994
      9/30/2003         9,403           9/30/2003          10,477       9/30/2003         11,272
     10/31/2003         9,934          10/31/2003          10,780      10/31/2003         11,166
     11/30/2003        10,022          11/30/2003          11,002      11/30/2003         11,181
     12/31/2003        10,547          12/31/2003          11,270      12/31/2003         11,279
      1/31/2004        10,741           1/31/2004          11,383       1/31/2004         11,353
      2/29/2004        10,890           2/29/2004          11,557       2/29/2004         11,469
      3/31/2004        10,726           3/31/2004          11,629       3/31/2004         11,558
      4/30/2004        10,558           4/30/2004          11,260       4/30/2004         11,284
      5/31/2004        10,703           5/31/2004          11,342       5/31/2004         11,234
      6/30/2004        10,911           6/30/2004          11,455       6/30/2004         11,267
      7/31/2004        10,550           7/31/2004          11,342       7/31/2004         11,362
      8/31/2004        10,592           8/31/2004          11,414       8/31/2004         11,552
      9/30/2004        10,707           9/30/2004          11,639       9/30/2004         11,571
     10/31/2004        10,871          10/31/2004          11,762      10/31/2004         11,649
     11/30/2004        11,310          11/30/2004          12,111      11/30/2004         11,543
     12/31/2004        11,695          12/31/2004          12,290      12/31/2004         11,621
      1/31/2005        11,410           1/31/2005          12,119       1/31/2005         11,644
      2/28/2005        11,650           2/28/2005          12,429       2/28/2005         11,579
      3/31/2005        11,444           3/31/2005          12,322       3/31/2005         11,519
      4/30/2005        11,227           4/30/2005          12,130       4/30/2005         11,651
      5/31/2005        11,584           5/31/2005          12,290       5/31/2005         11,755
      6/30/2005        11,601           6/30/2005          12,482       6/30/2005         11,805
      7/31/2005        12,032           7/31/2005          12,793       7/31/2005         11,707
      8/31/2005        11,922           8/31/2005          12,889       8/31/2005         11,844
      9/30/2005        12,019           9/30/2005          13,114       9/30/2005         11,743
     10/31/2005        11,818          10/31/2005          12,836      10/31/2005         11,679
     11/30/2005        12,265          11/30/2005          12,996      11/30/2005         11,730
     12/31/2005        12,270          12/31/2005          13,189      12/31/2005         11,804
      1/31/2006        12,594           1/31/2006          13,632       1/31/2006         11,801
      2/28/2006        12,629           2/28/2006          13,587       2/28/2006         11,810
      3/31/2006        12,786           3/31/2006          13,798       3/31/2006         11,758
      4/30/2006        12,957           4/30/2006          14,030       4/30/2006         11,764
      5/31/2006        12,585           5/31/2006          13,831       5/31/2006         11,765
      6/30/2006        12,602           6/30/2006          13,875       6/30/2006         11,782
      7/31/2006        12,679           7/31/2006          13,986       7/31/2006         11,914
      8/31/2006        12,981           8/31/2006          14,107       8/31/2006         12,063
      9/30/2006        13,316           9/30/2006          14,096       9/30/2006         12,159
     10/31/2006        13,750          10/31/2006          14,417      10/31/2006         11,740

-----------------------------------------------
 NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
     AVERAGE ANNUAL TOTAL RETURNS(a)

      1 YEAR      SINCE INCEPTION*
      12.32%          8.47%
-----------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

*    Initial public offering of shares was May 1, 2002.

(a) The total returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

NEW CENTURY CAPITAL PORTFOLIO
PORTFOLIO INFORMATION
OCTOBER 31, 2006 (UNAUDITED)
================================================================================

ASSET ALLOCATION (% of Net Assets)
--------------------------------------------------------------------------------


                                  Growth Funds - 34.3%
                                  Growth and Income Funds - 33.5%
   [GRAPHIC OMITTED]              Small Company Funds - 17.5%
                                  Foreign Stock Funds - 13.9%
                                  Cash Equivalents - 0.8%


TOP TEN HOLDINGS
================================================================================

   SECURITY DESCRIPTION                                     % OF NET ASSETS
   ------------------------------------------------         ---------------
   American Growth Fund of America - Class A                       7.1%
   William Blair Small Cap Growth - Class I                        6.8%
   Marsico 21st Century                                            6.7%
   Hotchkis & Wiley Large Cap Value - Class A                      6.1%
   Calamos  Growth  - Class  A                                     5.9%
   Fidelity  Capital  Appreciation                                 4.8%
   Powershares Dynamic Market                                      4.6%
   iShares S&P MidCap 400/BARRA Value Index                        4.6%
   Royce Opportunity - Investor Class                              4.0%
   Goldman Sachs Growth Opportunities - Class A                    4.0%

NEW CENTURY BALANCED PORTFOLIO
PORTFOLIO INFORMATION
OCTOBER 31, 2006 (UNAUDITED)
================================================================================

ASSET ALLOCATION (% of Net Assets)
--------------------------------------------------------------------------------

                                  Growth and Income Funds - 35.7%
                                  Growth Funds - 10.6%
                                  Foreign Stock Funds - 10.4%
                                  Small Company Funds - 9.6%
      [GRAPHIC OMITTED]           High Yield Bond Funds - 8.4%
                                  Convertible Security Funds - 5.3%
                                  Worldwide Bond Funds - 5.0%
                                  Corporate Bond Funds - 5.0%
                                  Government Bond Funds - 3.3%
                                  High Quality Bond Funds - 2.9%
                                  Cash Equivalents - 3.8%







TOP TEN HOLDINGS
================================================================================

   SECURITY DESCRIPTION                                     % OF NET ASSETS
   ------------------------------------------------         ---------------

   Hotchkis & Wiley Large Cap Value - Class A                      6.9%
   Dodge & Cox Stock                                               5.7%
   Loomis Sayles Bond - Institutional Class                        5.0%
   iShares S&P 500 Index                                           4.8%
   iShares MSCI EAFE Index                                         4.7%
   MainStay High Yield Corporate Bond - Class A                    4.7%
   Powershares Dynamic Market                                      4.6%
   Loomis Sayles Institutional High Income                         3.7%
   American Funds AMCAP - Class A                                  3.5%
   iShares Dow Jones Select Dividend Index                         3.4%

NEW CENTURY OPPORTUNISTIC PORTFOLIO
PORTFOLIO INFORMATION
OCTOBER 31, 2006 (UNAUDITED)
================================================================================

ASSET ALLOCATION (% of Net Assets)
--------------------------------------------------------------------------------


                                  Sector Funds - 49.6%
                                  Mid-Cap Funds - 25.8%
      [GRAPHIC OMITTED]           Large-Cap Funds - 14.9%
                                  Small-Cap Funds - 7.3%
                                  Cash Equivalents - 2.4%





TOP TEN HOLDINGS
================================================================================

   SECURITY DESCRIPTION                                     % OF NET ASSETS
   -----------------------------------------------          ---------------

   Marsico 21st Century                                           11.2%
   iShares Dow Jones U.S. Energy Sector Index                      8.2%
   iShares Goldman Sachs Natural Resources Index                   8.1%
   Leuthold Select Industries                                      7.1%
   S&P MidCap 400 Depositary Receipts                              7.1%
   iShares Goldman Sachs Networking Index                          6.1%
   Technology Select Sector SPDR                                   5.9%
   Janus Orion                                                     5.0%
   iShares MSCI Emerging Markets Index                             4.6%
   Perritt Micro Cap Opportunities                                 4.1%

NEW CENTURY INTERNATIONAL PORTFOLIO
PORTFOLIO INFORMATION
OCTOBER 31, 2006 (UNAUDITED)
================================================================================

ASSET ALLOCATION (% of Net Assets)
--------------------------------------------------------------------------------


                                  Europe Funds - 31.6%
                                  Diversified Funds - 27.2%
      [GRAPHIC OMITTED]           Asia/Pacific Funds - 20.5%
                                  Americas Funds - 12.1%
                                  Emerging Markets Funds - 7.1%
                                  Cash Equivalents - 1.5%





TOP TEN HOLDINGS
================================================================================

   SECURITY DESCRIPTION                                     % OF NET ASSETS
   ------------------------------------------------         ---------------

   Janus Overseas                                                  5.7%
   iShares MSCI Austria Index                                      5.4%
   Ivy European Opportunities - Class A                            4.6%
   iShares MSCI EAFE Index                                         4.6%
   AIM European Growth - Class A                                   4.4%
   iShares MSCI Canada Index                                       3.6%
   Oppenheimer International Small Company - Class A               3.6%
   Eaton Vance Greater India - Class A                             3.4%
   iShares FTSE/Xinhua China 25 Index                              3.4%
   iShares MSCI Australia Index                                    3.4%

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
PORTFOLIO INFORMATION
OCTOBER 31, 2006 (UNAUDITED)
================================================================================

ASSET ALLOCATION (% of Net Assets)
--------------------------------------------------------------------------------


                                  Long/Short Equity Funds - 19.0%
                                  Merger Arbitrage Funds - 15.0%
                                  Global Macro Funds - 12.6%
                                  Natural Resources Funds - 9.6%
                                  Asset Allocation Funds - 9.4%
                                  Real Estate Funds - 7.1%
      [GRAPHIC OMITTED]           Option Hedged Funds - 7.1%
                                  Deep Value/Distressed Securities Funds - 6.4%
                                  Convertible Arbitrage Funds - 5.0%
                                  High Yield Funds - 5.0%
                                  Structured Notes - 1.8%
                                  Cash Equivalents - 2.0%







TOP TEN HOLDINGS
================================================================================

   SECURITY DESCRIPTION                                     % OF NET ASSETS
   ------------------------------------------------         ---------------

   First Eagle Global - Class A                                    7.0%
   Merger Fund (The)                                               5.2%
   Calamos Market Neutral - A Shares                               5.0%
   Hussman Strategic Growth                                        4.6%
   Enterprise Mergers and Acquisitions - Class A                   4.5%
   Gateway                                                         4.3%
   Schwab Hedged Equity                                            4.0%
   Third Avenue Real Estate Value                                  3.5%
   PIMCO Commodity Real Return Strategy - Class A                  3.5%
   Franklin Mutual Discovery - Class Z                             3.1%

NEW CENTURY PORTFOLIOS
STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2006
=================================================================================================================================
                                                                                                                   NEW CENTURY
                                                 NEW CENTURY      NEW CENTURY     NEW CENTURY      NEW CENTURY     ALTERNATIVE
                                                   CAPITAL         BALANCED      OPPORTUNISTIC    INTERNATIONAL     STRATEGIES
                                                  PORTFOLIO        PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
 Investments in securities:
     At acquisition cost......................  $ 90,575,984     $ 69,400,671    $ 10,890,233     $ 77,866,266     $ 84,137,549
                                                ============     ============    ============     ============     ============
     At value (Note 1A).......................  $124,047,278     $ 85,889,550    $ 11,961,467     $103,091,631     $ 98,242,454
 Dividends receivable.........................         4,685           12,682             817            6,829            8,806
 Receivable for capital shares sold...........         6,550              375              --           37,034           44,131
 Other assets.................................         7,733            5,623             798            5,930            5,979
                                                ------------     ------------    ------------     ------------     ------------
     TOTAL ASSETS.............................   124,066,246       85,908,230      11,963,082      103,141,424       98,301,370
                                                ------------     ------------    ------------     ------------     ------------

LIABILITIES
 Payable to Advisor (Note 2)..................       101,595           73,709           5,565          103,989           63,470
 Payable to Distributor (Note 3)..............        15,301           13,493           2,527           17,104           11,062
 Payable for investment securities purchased..            --               --              --               --          400,000
 Payable for capital shares redeemed..........        50,739           13,897              --           61,531            5,000
 Other accrued expenses and liabilities.......        10,702            8,061           6,130           13,523           10,652
                                                ------------     ------------    ------------     ------------     ------------
     TOTAL LIABILITIES........................       178,337          109,160          14,222          196,147          490,184
                                                ------------     ------------    ------------     ------------     ------------

NET ASSETS....................................  $123,887,909     $ 85,799,070    $ 11,948,860     $102,945,277     $ 97,811,186
                                                ============     ============    ============     ============     ============

Net assets consist of:
 Paid-in capital..............................  $ 94,350,190     $ 69,508,054    $ 11,230,610     $ 74,298,128     $ 81,326,477
 Accumulated undistributed net
     investment income........................            --          227,009              --               --          136,487
 Accumulated net realized gains (losses)
     on investments...........................    (3,933,575)        (424,872)       (352,984)       3,421,784        2,243,317
 Net unrealized appreciation of investments...    33,471,294       16,488,879       1,071,234       25,225,365       14,104,905
                                                ------------     ------------    ------------     ------------     ------------
Net assets....................................  $123,887,909     $ 85,799,070    $ 11,948,860     $102,945,277     $ 97,811,186
                                                ============     ============    ============     ============     ============

Shares of beneficial interest outstanding
 (unlimited number of shares authorized,
 no par value)................................     7,188,979        5,887,622       1,264,444        6,837,813        7,507,530
                                                ============     ============    ============     ============     ============

Net asset value, offering price and
 redemption price per share(a)................  $      17.23     $      14.57    $       9.45     $      15.06     $      13.03
                                                ============     ============    ============     ============     ============


(a)  Redemption  price may differ from the net asset  value per share  depending upon the length of time held (Note 1B).


See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2006
=================================================================================================================================
                                                                                                                   NEW CENTURY
                                                 NEW CENTURY      NEW CENTURY     NEW CENTURY      NEW CENTURY     ALTERNATIVE
                                                   CAPITAL         BALANCED      OPPORTUNISTIC    INTERNATIONAL     STRATEGIES
                                                  PORTFOLIO        PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends....................................  $    941,166     $  2,105,414    $     67,300     $    921,174     $  2,209,047
                                                ------------     ------------    ------------     ------------     ------------
EXPENSES
 Investment advisory fees (Note 2)............     1,136,399          818,452         110,397          882,692          659,869
 Distribution costs (Note 3)..................       164,176          143,879          25,105          186,489           99,217
 Accounting fees..............................        41,822           38,120          31,060           38,871           38,833
 Legal and audit fees.........................        46,990           33,712           7,771           35,971           35,765
 Administration fees (Note 2).................        39,313           29,084           9,298           30,768           30,777
 Transfer agent fees..........................        21,000           21,000          21,000           21,000           21,000
 Custody fees.................................        20,745           15,839           5,219           20,692           19,919
 Trustees' fees and expenses (Note 2).........        13,706            9,471           1,328           10,627           10,274
 Insurance expense............................         7,140            5,083             590            4,257            5,151
 Other expenses...............................         6,480           11,616           9,842           17,609           27,338
                                                ------------     ------------    ------------     ------------     ------------
     Total expenses...........................     1,497,771        1,126,256         221,610        1,248,976          948,143
 Less fees waived and/or expenses
     reimbursed by the Advisor (Note 2).......            --               --         (56,057)              --               --
 Plus previously waived investment
     advisory fees and expense
     reimbursements recouped
     by the Advisor (Note 2)..................            --               --              --           75,667               --
                                                ------------     ------------    ------------     ------------     ------------
     Net expenses.............................     1,497,771        1,126,256         165,553        1,324,643          948,143
                                                ------------     ------------    ------------     ------------     ------------

NET INVESTMENT INCOME (LOSS)..................      (556,605)         979,158         (98,253)        (403,469)       1,260,904
                                                ------------     ------------    ------------     ------------     ------------

REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
 Net realized gains on investments............     1,704,300        1,241,744         817,940        3,043,416          973,092
 Capital gain distributions from regulated
     investment companies.....................     3,556,360        1,607,334         159,314          875,977        2,145,864
 Net change in unrealized appreciation/
     (depreciation) on investments............    11,233,452        5,632,860        (391,329)      14,609,225        5,623,409
                                                ------------     ------------    ------------     ------------     ------------

NET REALIZED AND UNREALIZED
 GAINS ON INVESTMENTS.........................    16,494,112        8,481,938         585,925       18,528,618        8,742,365
                                                ------------     ------------    ------------     ------------     ------------

NET INCREASE IN NET
 ASSETS FROM OPERATIONS.......................  $ 15,937,507     $  9,461,096    $    487,672     $ 18,125,149     $ 10,003,269
                                                ============     ============    ============     ============     ============



See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS
======================================================================================================================
                                                                NEW CENTURY                      NEW CENTURY
                                                             CAPITAL PORTFOLIO                BALANCED PORTFOLIO
                                                      ----------------------------------------------------------------
                                                           YEAR              YEAR             YEAR             YEAR
                                                          ENDED             ENDED            ENDED            ENDED
                                                        OCTOBER 31,       OCTOBER 31,      OCTOBER 31,      OCTOBER 31,
                                                           2006             2005             2006             2005
----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
 Net investment income (loss).......................  $    (556,605)    $    (628,007)   $     979,158    $     855,815
 Net realized gains from
     security transactions..........................      1,704,300         2,892,881        1,241,744        1,751,541
 Capital gain distributions from regulated
     investment companies...........................      3,556,360         1,955,220        1,607,334        1,128,719
 Net change in unrealized appreciation/
     (depreciation) on investments..................     11,233,452         8,395,507        5,632,860        2,492,528
                                                      -------------     -------------    -------------    -------------
Net increase in net assets from operations..........     15,937,507        12,615,601        9,461,096        6,228,603
                                                      -------------     -------------    -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS
 From net investment income (Note 1E)...............             --                --       (1,111,490)      (1,126,169)
 From net realized gains on security
     transactions (Note 1E).........................             --                --               --               --
                                                      -------------     -------------    -------------    -------------
Net decrease in net assets from
 distributions to shareholders......................             --                --       (1,111,490)      (1,126,169)
                                                      -------------     -------------    -------------    -------------

FROM CAPITAL SHARE TRANSACTIONS
 Proceeds from shares sold..........................     11,070,170         6,701,234        5,087,519        4,765,588
 Net asset value of shares issued in reinvestment
     of distributions to shareholders...............             --                --        1,066,079        1,081,941
 Payments for shares redeemed.......................    (13,697,406)      (11,998,943)      (5,831,703)      (8,149,800)
                                                      -------------     -------------    -------------    -------------
Net increase (decrease) in net assets from
 capital share transactions.........................     (2,627,236)       (5,297,709)         321,895       (2,302,271)
                                                      -------------     -------------    -------------    -------------

TOTAL INCREASE IN NET ASSETS........................     13,310,271         7,317,892        8,671,501        2,800,163

NET ASSETS
 Beginning of year..................................    110,577,638       103,259,746       77,127,569       74,327,406
                                                      -------------     -------------    -------------    -------------
 End of year........................................  $ 123,887,909     $ 110,577,638    $  85,799,070    $  77,127,569
                                                      =============     =============    =============    =============

ACCUMULATED UNDISTRIBUTED
 NET INVESTMENT INCOME..............................  $          --     $          --    $     227,009    $     188,771
                                                      =============     =============    =============    =============

CAPITAL SHARE ACTIVITY
 Sold ..............................................        681,814           461,564          367,445          368,469
 Reinvested.........................................             --                --           79,499           83,382
 Redeemed...........................................       (846,878)         (825,738)        (422,404)        (630,609)
                                                      -------------     -------------    -------------    -------------
 Net increase (decrease) in shares outstanding......       (165,064)         (364,174)          24,540         (178,758)
 Shares outstanding, beginning of year..............      7,354,043         7,718,217        5,863,082        6,041,840
                                                      -------------     -------------    -------------    -------------
 Shares outstanding, end of year....................      7,188,979         7,354,043        5,887,622        5,863,082
                                                      =============     =============    =============    =============


See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS
======================================================================================================================
                                                                NEW CENTURY                       NEW CENTURY
                                                          OPPORTUNISTIC PORTFOLIO           INTERNATIONAL PORTFOLIO
                                                      ----------------------------------------------------------------
                                                             YEAR             YEAR             YEAR             YEAR
                                                             ENDED            ENDED            ENDED            ENDED
                                                          OCTOBER 31,      OCTOBER 31,      OCTOBER 31,      OCTOBER 31,
                                                             2006             2005             2006             2005
----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
 Net investment loss................................  $     (98,253)    $     (43,755)   $    (403,469)   $    (237,896)
 Net realized gains from
     security transactions..........................        817,940           154,869        3,043,416           84,860
 Capital gain distributions from regulated
     investment companies...........................        159,314            76,023          875,977          320,739
 Net change in unrealized appreciation/
     (depreciation) on investments..................       (391,329)          813,977       14,609,225        6,757,089
                                                      -------------     -------------    -------------    -------------
Net increase in net assets from operations..........        487,672         1,001,114       18,125,149        6,924,792
                                                      -------------     -------------    -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS
 From net investment income (Note 1E)...............             --                --               --               --
 From net realized gains on security
     transactions (Note 1E).........................             --                --         (684,174)        (789,174)
                                                      -------------     -------------    -------------    -------------
Net decrease in net assets from
 distributions to shareholders......................             --                --         (684,174)        (789,174)
                                                      -------------     -------------    -------------    -------------

FROM CAPITAL SHARE TRANSACTIONS
 Proceeds from shares sold..........................      7,157,035         1,174,899       44,931,737       14,451,797
 Proceeds from redemption
     fees collected (Note 1B).......................             --                --              575               73
 Net asset value of shares issued in reinvestment
     of distributions to shareholders...............             --                --          576,069          788,064
 Payments for shares redeemed.......................     (2,587,039)         (796,827)      (5,017,738)        (810,565)
                                                      -------------     -------------    -------------    -------------
Net increase in net assets from capital
 share transactions.................................      4,569,996           378,072       40,490,643       14,429,369
                                                      -------------     -------------    -------------    -------------

TOTAL INCREASE IN NET ASSETS........................      5,057,668         1,379,186       57,931,618       20,564,987

NET ASSETS
 Beginning of year..................................      6,891,192         5,512,006       45,013,659       24,448,672
                                                      -------------     -------------    -------------    -------------
 End of year........................................  $  11,948,860     $   6,891,192    $ 102,945,277    $  45,013,659
                                                      =============     =============    =============    =============

ACCUMULATED UNDISTRIBUTED
 NET INVESTMENT INCOME..............................  $          --     $          --    $          --    $          --
                                                      =============     =============    =============    =============

CAPITAL SHARE ACTIVITY
 Sold...............................................        755,146           138,297        3,448,917        1,285,214
 Reinvested.........................................             --                --           44,076           71,773
 Redeemed...........................................       (281,228)         (103,058)        (368,210)        (72,073)
                                                      -------------     -------------    -------------    -------------
 Net increase in shares outstanding.................        473,918            35,239        3,124,783        1,284,914
 Shares outstanding, beginning of year..............        790,526           755,287        3,713,030        2,428,116
                                                      -------------     -------------    -------------    -------------
 Shares outstanding, end of year....................      1,264,444           790,526        6,837,813        3,713,030
                                                      =============     =============    =============    =============


See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS
==========================================================================================================
                                                                             NEW CENTURY ALTERNATIVE
                                                                               STRATEGIES PORTFOLIO
                                                                        ----------------------------------
                                                                              YEAR            YEAR
                                                                             ENDED           ENDED
                                                                           OCTOBER 31,     OCTOBER 31,
                                                                              2006            2005
----------------------------------------------------------------------------------------------------------
FROM OPERATIONS
 Net investment income................................................  $   1,260,904    $     704,047
 Net realized gains from security transactions........................        973,092          389,570
 Capital gain distributions from regulated investment companies.......      2,145,864        1,135,285
 Net change in unrealized appreciation/(depreciation) on investments..      5,623,409        3,303,993
                                                                        -------------    -------------
Net increase in net assets from operations............................     10,003,269        5,532,895
                                                                        -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS
 From net investment income (Note 1E).................................     (2,149,410)      (1,190,792)
 From net realized gains on security transactions (Note 1E)...........       (455,936)      (1,234,575)
                                                                        -------------    -------------
Net decrease in net assets from distributions to shareholders.........     (2,605,346)      (2,425,367)
                                                                        -------------    -------------

FROM CAPITAL SHARE TRANSACTIONS
 Proceeds from shares sold............................................     16,213,431       22,175,175
 Proceeds from redemption fees collected (Note 1B)....................             --               76
 Net asset value of shares issued in reinvestment of
     distributions to shareholders....................................      2,588,651        2,403,567
 Payments for shares redeemed.........................................     (4,949,196)      (2,760,723)
                                                                        -------------    -------------
Net increase in net assets from capital share transactions............     13,852,886       21,818,095
                                                                        -------------    -------------

TOTAL INCREASE IN NET ASSETS..........................................     21,250,809       24,925,623

NET ASSETS
 Beginning of year....................................................     76,560,377       51,634,754
                                                                        -------------    -------------
 End of year..........................................................  $  97,811,186    $  76,560,377
                                                                        =============    =============
ACCUMULATED UNDISTRIBUTED
 NET INVESTMENT INCOME................................................  $     136,487    $     181,141
                                                                        =============    =============

CAPITAL SHARE ACTIVITY
 Sold.................................................................      1,304,516        1,906,069
 Reinvested...........................................................        217,168          208,871
 Redeemed.............................................................       (398,656)        (235,708)
                                                                        -------------    -------------
 Net increase in shares outstanding...................................      1,123,028        1,879,232
 Shares outstanding, beginning of year................................      6,384,502        4,505,270
                                                                        -------------    -------------
 Shares outstanding, end of year......................................      7,507,530        6,384,502
                                                                        =============    =============



See accompanying notes to financial statements.

NEW CENTURY CAPITAL PORTFOLIO
FINANCIAL HIGHLIGHTS
================================================================================================================================
                                                 SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
================================================================================================================================

                                                                            YEARS ENDED OCTOBER 31,

                                               ---------------------------------------------------------------------------------
                                                   2006             2005            2004              2003             2002
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
 Net asset value, beginning of year..........  $     15.04      $     13.38     $     12.36      $     10.09      $     11.97
                                               -----------      -----------     -----------      -----------      -----------
 Income (loss) from investment operations:
     Net investment loss.....................        (0.08)           (0.09)          (0.12)           (0.06)           (0.08)
     Net realized and unrealized gains
       (losses) on investments...............         2.27             1.75            1.14             2.33            (1.80)
                                               -----------      -----------     -----------      -----------      -----------
 Total from investment operations............         2.19             1.66            1.02             2.27            (1.88)
                                               -----------      -----------     -----------      -----------      -----------

 Less distributions:
     Distributions from net
       investment income.....................           --               --              --               --               --
     Distributions from net realized gains...           --               --              --               --               --
                                               -----------      -----------     -----------      -----------      -----------
 Total distributions.........................           --               --              --               --               --
                                               -----------      -----------     -----------      -----------      -----------

 Net asset value, end of year................  $     17.23      $     15.04     $     13.38      $     12.36      $     10.09
                                               ===========      ===========     ===========      ===========      ===========

TOTAL RETURN(a)..............................        14.56%           12.41%           8.25%           22.50%          (15.71%)
                                               ===========      ===========     ===========      ===========      ===========

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of year (000's).............  $   123,888      $   110,578     $   103,260      $    95,396      $    82,310
                                               ===========      ===========     ===========      ===========      ===========

 Ratio of expenses to average net assets(b)..         1.27%            1.35%           1.41%            1.45%            1.40%

 Ratio of net investment loss to
     average net assets(c)...................        (0.47%)          (0.57%)         (0.91%)          (0.59%)          (0.62%)

 Portfolio turnover..........................           12%              13%             48%              71%              59%

(a) Total return is a measure of the change in the value of an investment in the Portfolio over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Portfolio. Returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(b) The ratios of expenses to average net assets do not reflect the Portfolio's proportionate share of expenses of the underlying investment companies in which the Portfolio invests.

(c) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.





See accompanying notes to financial statements.

NEW CENTURY BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS
================================================================================================================================
                                                 SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
================================================================================================================================

                                                                            YEARS ENDED OCTOBER 31,

                                               ---------------------------------------------------------------------------------
                                                   2006             2005            2004              2003             2002
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
 Net asset value, beginning of year..........  $     13.15      $     12.30     $     11.52      $      9.89      $     11.35
                                               -----------      -----------     -----------      -----------      -----------

 Income (loss) from investment operations:
     Net investment income...................         0.17             0.15            0.11             0.16             0.13
     Net realized and unrealized gains
       (losses) on investments...............         1.44             0.89            0.78             1.67            (1.49)
                                               -----------      -----------     -----------      -----------      -----------
 Total from investment operations............         1.61             1.04            0.89             1.83            (1.36)
                                               -----------      -----------     -----------      -----------      -----------

 Less distributions:
     Distributions from net
       investment income.....................        (0.19)           (0.19)          (0.11)           (0.20)           (0.10)

     Distributions from net realized gains...           --               --              --               --               --
                                               -----------      -----------     -----------      -----------      -----------
 Total distributions.........................        (0.19)           (0.19)          (0.11)           (0.20)           (0.10)
                                               -----------      -----------     -----------      -----------      -----------

 Net asset value, end of year................  $     14.57      $     13.15     $     12.30      $     11.52      $      9.89
                                               ===========      ===========     ===========      ===========      ===========

TOTAL RETURN(a)..............................        12.37%            8.51%           7.75%           18.84%          (12.08%)
                                               ===========      ===========     ===========      ===========      ===========

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of year (000's).............  $    85,799      $    77,128     $    74,327      $    70,441      $    62,755
                                               ===========      ===========     ===========      ===========      ===========

 Ratio of expenses to average net assets(d)..         1.38%            1.38%          1.42%(c)         1.45%(b)          1.48%

 Ratio of net investment income to
     average net assets(e)...................         1.20%            1.12%          0.88%(c)         1.56%(b)          1.19%

 Portfolio turnover..........................           22%              21%            44%              80%               93%

(a) Total return is a measure of the change in the value of an investment in the Portfolio over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Portfolio. Returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(b) Absent fee waivers and expense reimbursements by the Advisor, the ratio of expenses to average net assets would have been 1.46% and the ratio of net investment income to average net assets would have been 1.55% for the year ended October 31, 2003 (Note 2).

(c) Absent the recoupment of fees previously waived and reimbursed by the Advisor, the ratio of expenses to average net assets would have been 1.41% and the ratio of net investment income to average net assets would have been 0.89% for the year ended October 31, 2004 (Note 2).

(d) The ratios of expenses to average net assets do not reflect the Portfolio's proportionate share of expenses of the underlying investment companies in which the Portfolio invests.

(e) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.



See accompanying notes to financial statements.

NEW CENTURY OPPORTUNISTIC PORTFOLIO*
FINANCIAL HIGHLIGHTS
================================================================================================================================
                                                 SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
================================================================================================================================

                                                                            YEARS ENDED OCTOBER 31,

                                               ---------------------------------------------------------------------------------
                                                   2006             2005            2004              2003             2002
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
 Net asset value, beginning of year..........  $      8.72      $      7.30     $      6.95      $      5.47      $      7.37
                                               -----------      -----------     -----------      -----------      -----------

 Income (loss) from investment operations:
     Net investment loss.....................        (0.08)           (0.06)          (0.07)           (0.06)           (0.07)
     Net realized and unrealized gains
       (losses) on investments...............         0.81             1.48            0.42             1.54            (1.83)
                                               -----------      -----------     -----------      -----------      -----------
 Total from investment operations............         0.73             1.42            0.35             1.48            (1.90)
                                               -----------      -----------     -----------      -----------      -----------

 Less distributions:
     Distributions from net
       investment income.....................           --               --              --               --               --
     Distributions from net realized gains...           --               --              --               --               --
                                               -----------      -----------     -----------      -----------      -----------
 Total distributions.........................           --               --              --               --               --
                                               -----------      -----------     -----------      -----------      -----------

 Net asset value, end of year................  $      9.45      $      8.72     $      7.30      $      6.95      $      5.47
                                               ===========      ===========     ===========      ===========      ===========

TOTAL RETURN(a)..............................         8.37%           19.45%           5.04%           27.06%          (25.78%)
                                               ===========      ===========     ===========      ===========      ===========
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of year (000's).............  $    11,949      $     6,891     $     5,512      $     4,866      $     3,610
                                               ===========      ===========     ===========      ===========      ===========
 Ratios of expenses to average net assets:
     Before expense reimbursement
       and waived fees(b)....................         2.00%            2.56%           2.71%            3.20%            2.95%
     After expense reimbursement
       and waived fees(b)....................         1.50%            1.50%           1.50%            1.50%            1.50%

 Ratios of net investment loss
     to average net assets:
     Before expense reimbursement
       and waived fees(c)....................        (1.39%)          (1.80%)         (2.27%)          (2.73%)          (2.50%)
     After expense reimbursement
       and waived fees(c)....................        (0.89%)          (0.74%)         (1.06%)          (1.03%)          (1.05%)

 Portfolio turnover..........................           49%              19%             68%              78%             120%

* Until March 1, 2006, the New Century Opportunistic Portfolio was known as the "New Century Aggressive Portfolio."

(a) Total return is a measure of the change in the value of an investment in the Portfolio over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Portfolio. Returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(b) The ratios of expenses to average net assets do not reflect the Portfolio's proportionate share of expenses of the underlying investment companies in which the Portfolio invests.

(c) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.



See accompanying notes to financial statements.

NEW CENTURY INTERNATIONAL PORTFOLIO
FINANCIAL HIGHLIGHTS
================================================================================================================================
                                                 SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
================================================================================================================================

                                                                            YEARS ENDED OCTOBER 31,

                                               ---------------------------------------------------------------------------------
                                                   2006             2005            2004              2003             2002
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
 Net asset value, beginning of year..........  $     12.12      $     10.07     $      8.68      $      6.52      $      7.41
                                               -----------      -----------     -----------      -----------      -----------
 Income (loss) from investment operations:
     Net investment loss.....................        (0.06)           (0.06)          (0.05)           (0.03)           (0.06)
     Net realized and unrealized gains
       (losses) on investments...............         3.12             2.42            1.44             2.19            (0.81)
                                               -----------      -----------     -----------      -----------      -----------
 Total from investment operations............         3.06             2.36            1.39             2.16            (0.87)
                                               -----------      -----------     -----------      -----------      -----------

 Less distributions:
     Distributions from net
       investment income.....................           --               --              --               --            (0.02)
     Distributions from net realized gains...        (0.12)           (0.31)             --               --               --
                                               -----------      -----------     -----------      -----------      -----------
 Total distributions.........................        (0.12)           (0.31)             --               --            (0.02)
                                               -----------      -----------     -----------      -----------      -----------

 Proceeds from redemption fees collected.....         0.00(a)          0.00(a)           --               --               --
                                               -----------      -----------     -----------      -----------      -----------

 Net asset value, end of year................  $     15.06      $     12.12     $     10.07      $      8.68      $      6.52
                                               ===========      ===========     ===========      ===========      ===========

TOTAL RETURN(b)..............................        25.35%           23.70%          16.01%           33.13%          (11.84%)
                                               ===========      ===========     ===========      ===========      ===========

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of year (000's).............  $   102,945      $    45,014     $    24,449      $    15,288      $     7,655
                                               ===========      ===========     ===========      ===========      ===========

 Ratios of expenses to average net assets:
     Before expense reimbursement
       and waived fees(c)....................         1.50%            1.55%           1.74%            2.11%            2.54%
     After expense reimbursement
       and waived fees(c)....................         1.50%(e)         1.50%           1.50%            1.50%            1.50%

 Ratios of net investment loss
     to average net assets:
     Before expense reimbursement
       and waived fees(d)....................        (0.46%)          (0.72%)         (0.88%)          (1.16%)          (2.34%)
     After expense reimbursement
       and waived fees(d)....................        (0.46%)(e)       (0.67%)         (0.64%)          (0.55%)          (1.30%)

 Portfolio turnover..........................           22%               3%             45%              56%              27%

(a)  Amount rounds to less than $0.01 per share.

(b) Total return is a measure of the change in the value of an investment in the Portfolio over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Portfolio. Returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(c) The ratios of expenses to average net assets do not reflect the Portfolio's proportionate share of expenses of the underlying investment companies in which the Portfolio invests.

(d) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(e) Absent the recoupment of fees previously waived and reimbursed by the Advisor, the ratio of expenses to average net assets would have been 1.41% and the ratio of net investment loss to average net assets would have been (0.37%) for the year ended October 31, 2006 (Note 2).



See accompanying notes to financial statements.

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
FINANCIAL HIGHLIGHTS
================================================================================================================================
                                              SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
================================================================================================================================

                                                                            PERIODS ENDED OCTOBER 31,

                                               ---------------------------------------------------------------------------------
                                                   2006             2005            2004              2003             2002(a)
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
 Net asset value, beginning of year..........  $     11.99      $     11.46     $     10.67      $      9.12      $     10.00
                                               -----------      -----------     -----------      -----------      -----------
 Income (loss) from investment operations:
     Net investment income...................         0.21             0.15            0.14             0.11             0.01
     Net realized and unrealized gains
       (losses) on investments...............         1.23             0.87            0.83             1.54            (0.89)
                                               -----------      -----------     -----------      -----------      -----------
 Total from investment operations............         1.44             1.02            0.97             1.65            (0.88)
                                               -----------      -----------     -----------      -----------      -----------

Less distributions:
     Distributions from net
       investment income.....................        (0.33)           (0.24)          (0.18)           (0.10)              --
     Distributions from net realized gains...        (0.07)           (0.25)             --               --               --
                                               -----------      -----------     -----------      -----------      -----------
 Total distributions.........................        (0.40)           (0.49)          (0.18)           (0.10)              --
                                               -----------      -----------     -----------      -----------      -----------

 Proceeds from redemption fees collected.....           --             0.00(b)           --               --               --
                                               -----------      -----------     -----------      -----------      -----------

 Net asset value, end of period..............  $     13.03      $     11.99     $     11.46      $     10.67      $      9.12
                                               ===========      ===========     ===========      ===========      ===========

TOTAL RETURN(d)..............................        12.32%            9.12%           9.12%           18.20%         (8.80%)(c)
                                               ===========      ===========     ===========      ===========      ===========

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (000's)...........  $    97,811      $    76,560     $    51,635      $    33,734      $    19,529
                                               ===========      ===========     ===========      ===========      ===========

 Ratios of expenses to average net assets(h).         1.08%            1.06%           1.12%          1.40%(g)       1.49%(e)(f)

 Ratios of net investment income to
     average net assets(i)...................         1.43%            1.06%           1.04%          1.06%(g)       0.32%(e)(f)

 Portfolio turnover.........................            12%              11%             11%            21%                7%(e)

(a) Represents the period from the initial public offering of shares (May 1, 2002) through October 31, 2002.

(b)  Amount rounds to less than $0.01 per share.

(c)  Not annualized.

(d) Total return is a measure of the change in the value of an investment in the Portfolio over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Portfolio. Returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(e)  Annualized.

(f) Absent fee waivers and expense reimbursements by the Advisor, the ratio of expenses to average net assets would have been 1.72%(e) and the ratio of net investment income to average net assets would have been 0.09%(e) for the period ended October 31, 2002 (Note 2).

(g) Absent the recoupment of fees previously waived and reimbursed by the Advisor, the ratio of expenses to average net assets would have been 1.34% and the ratio of net investment income to average net assets would have been 1.12% for the year ended October 31, 2003 (Note 2).

(h) The ratios of expenses to average net assets do not reflect the Portfolio's proportionate share of expenses of the underlying investment companies in which the Portfolio invests.

(i) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.



See accompanying notes to financial statements.

NEW CENTURY CAPITAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2006
================================================================================
INVESTMENT COMPANIES -- 99.2%                           SHARES          VALUE
--------------------------------------------------------------------------------
GROWTH FUNDS -- 34.3%
  American Funds AMCAP - Class A ...................    222,133   $   4,495,973
  American Funds Growth Fund of America - Class A ..    263,753       8,801,436
  Calamos Growth - Class A(a) ......................    133,080       7,335,344
  Fidelity Capital Appreciation(a) .................    216,755       5,941,239
  Goldman Sachs Growth Opportunities - Class A(a)...    224,103       4,945,950
  iShares Russell 1000 Growth Index(b)..............        235          12,688
  Janus Orion ......................................    116,009       1,100,928
  Marsico 21st Century .............................    574,651       8,320,953
  Wells Fargo Advantage Endeavor Select - Class A(a)    152,697       1,520,861
                                                                  -------------
                                                                     42,475,372
                                                                  -------------
GROWTH AND INCOME FUNDS -- 33.5%
  Fidelity Select Utilities Growth .................     67,387       3,613,303
  Hotchkis & Wiley Large Cap Value - Class A .......    295,932       7,498,923
  iShares Dow Jones Select Dividend Index(b)........     65,100       4,469,115
  iShares Dow Jones U.S. Energy Sector Index(b).....     49,400       4,761,666
  iShares Goldman Sachs Natural Resources Index(b)..     10,600       1,026,504
  iShares Russell 1000 Value Index(b)...............     28,800       2,288,160
  iShares S&P 500 Index(b)..........................     17,350       2,391,871
  iShares S&P MidCap 400/BARRA Value Index(b).......     73,000       5,637,060
  Powershares Dynamic Market(b).....................    116,200       5,671,722
  Vanguard 500 Index - Investor Shares .............     32,429       4,119,831
                                                                  -------------
                                                                     41,478,155
                                                                  -------------
SMALL COMPANY FUNDS -- 17.5%
  Buffalo Small Cap(a) .............................     47,040       1,332,636
  FBR Small Cap(a) .................................     44,461       2,194,591
  iShares S&P SmallCap 600/BARRA Growth Index(b) ...     21,700       2,709,462
  iShares S&P SmallCap 600/BARRA Value Index(b) ....     27,400       2,015,270
  Royce Opportunity - Investor Class(a) ............    352,055       4,971,017
  William Blair Small Cap Growth - Class I(a) ......    309,031       8,430,368
                                                                  -------------
                                                                     21,653,344
                                                                  -------------
FOREIGN STOCK FUNDS -- 13.9%
  Dodge & Cox International Stock ..................    104,190       4,347,827
  iShares MSCI EAFE Index(b) .......................     67,200       4,718,112
  iShares MSCI EAFE Value Index(b) .................     13,000         892,450
  iShares MSCI Emerging Markets Index(b) ...........     41,400       4,289,040
  Lazard International Small Cap - Investor Shares .     59,385       1,135,440
  Tocqueville International Value (The) ............    111,435       1,863,199
                                                                  -------------
                                                                     17,246,068
                                                                  -------------

TOTAL INVESTMENT COMPANIES (Cost $89,381,645).......              $ 122,852,939
                                                                  -------------

NEW CENTURY CAPITAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2006
================================================================================
MONEY MARKET SECURITIES -- 0.9%                         SHARES        VALUE
--------------------------------------------------------------------------------
  First American Treasury Obligations - Class A
   (Cost $1,194,339)................................  1,194,339   $   1,194,339
                                                                  -------------

TOTAL INVESTMENTS AT VALUE -- 100.1%
 (Cost $90,575,984).................................              $ 124,047,278

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%).....                   (159,369)
                                                                  -------------

NET ASSETS -- 100.0%................................              $ 123,887,909
                                                                  =============

(a)  Non-income producing security.

(b)  Exchange-traded fund.









See accompanying notes to financial statements.

NEW CENTURY BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2006
================================================================================
INVESTMENT COMPANIES -- 96.2%                           SHARES        VALUE
--------------------------------------------------------------------------------
GROWTH AND INCOME FUNDS -- 35.7%
  Dodge & Cox Stock ................................     31,574   $   4,899,940
  Fidelity Select Utilities Growth .................     52,302       2,804,409
  Hotchkis & Wiley Large Cap Value - Class A .......    232,123       5,881,999
  iShares Dow Jones Select Dividend Index(b) .......     42,600       2,924,490
  iShares Dow Jones U.S. Energy Sector Index(b) ....     28,300       2,727,837
  iShares Goldman Sachs Natural Resources Index(b) .     10,600       1,026,504
  iShares Russell 1000 Value Index(b) ..............     20,300       1,612,835
  iShares S&P 500 Index(b) .........................     29,600       4,080,656
  iShares S&P MidCap 400/BARRA Value Index(b) ......      9,000         694,980
  Powershares Dynamic Market(b) ....................     81,000       3,953,610
                                                                  -------------
                                                                     30,607,260
                                                                  -------------
GROWTH FUNDS -- 10.6%
  American Funds AMCAP - Class A ...................    148,337       3,002,338
  Calamos Growth - Class A(a) ......................     15,607         860,282
  Fidelity Capital Appreciation(a) .................     28,673         785,919
  iShares Russell 1000 Growth Index(b) .............        300          16,197
  Marsico 21st Century .............................     36,417         527,312
  S&P MidCap 400 Depositary Receipts(b) ............     17,580       2,519,390
  Wells Fargo Advantage Endeavor Select - Class A(a)    136,092       1,355,477
                                                                  -------------
                                                                      9,066,915
                                                                  -------------
FOREIGN STOCK FUNDS -- 10.4%
  Dodge & Cox International Stock ..................     41,511       1,732,237
  iShares MSCI EAFE Index(b) .......................     57,300       4,023,033
  iShares MSCI EAFE Value Index(b) .................     21,000       1,441,650
  Tocqueville International Value (The) ............    101,453       1,696,294
                                                                  -------------
                                                                      8,893,214
                                                                  -------------
SMALL COMPANY FUNDS -- 9.6%
  FBR Small Cap(a) .................................     23,082       1,139,321
  iShares S&P SmallCap 600/BARRA Growth Index(b) ...     15,400       1,922,844
  iShares S&P SmallCap 600/BARRA Value Index(b) ....     27,800       2,044,690
  Royce Opportunity - Investor Class(a) ............    116,030       1,638,351
  William Blair Small Cap Growth - Class I(a) ......     55,085       1,502,728
                                                                  -------------
                                                                      8,247,934
                                                                  -------------
HIGH YIELD BOND FUNDS -- 8.4%
  Loomis Sayles Institutional High Income...........    382,166       3,175,796
  MainStay High Yield Corporate Bond - Class A......    635,130       4,020,375
                                                                  -------------
                                                                      7,196,171
                                                                  -------------
CONVERTIBLE SECURITY FUNDS -- 5.3%
  Davis Appreciation & Income ......................     84,484       2,607,178
  Franklin Convertible Securities - Class A ........    115,977       1,994,802
                                                                  -------------
                                                                      4,601,980
                                                                  -------------

NEW CENTURY BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2006
================================================================================
INVESTMENT COMPANIES -- 96.2% (CONTINUED)               SHARES        VALUE
--------------------------------------------------------------------------------
WORLDWIDE BOND FUNDS -- 5.0%
  Alliance World Dollar Government II (c) ..........    135,800   $   1,840,090
  Loomis Sayles Global Bond - Institutional Class ..     55,028         858,982
  Templeton Global Bond - Class A ..................     99,026       1,081,363
  T. Rowe Price Emerging Markets Bond ..............     38,485         535,330
                                                                  -------------
                                                                      4,315,765
                                                                  -------------
CORPORATE BOND FUNDS -- 5.0%
  Loomis Sayles Bond - Institutional Class .........    297,723       4,281,263
                                                                  -------------

GOVERNMENT BOND FUNDS -- 3.3%
  American Century Target Maturities Trust
   Series 2015 - Investor Class ....................     36,259       2,836,886
                                                                  -------------

HIGH QUALITY BOND FUNDS -- 2.9%
  Dodge & Cox Income ...............................    195,271       2,458,462
                                                                  -------------

TOTAL INVESTMENT COMPANIES (Cost $66,016,971).......              $  82,505,850
                                                                  -------------


================================================================================
MONEY MARKET SECURITIES -- 3.9%                         SHARES        VALUE
--------------------------------------------------------------------------------
  First American Treasury Obligations - Class A
   (Cost $3,383,700) ...............................  3,383,700   $   3,383,700
                                                                  -------------

TOTAL INVESTMENTS AT VALUE -- 100.1%
 (Cost $69,400,671).................................              $  85,889,550

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%).....                    (90,480)
                                                                  -------------

NET ASSETS -- 100.0%................................              $  85,799,070
                                                                  =============

(a)  Non-income producing security.

(b)  Exchange-traded fund.

(c)  Closed-end fund.









See accompanying notes to financial statements.

NEW CENTURY OPPORTUNISTIC PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2006
================================================================================
INVESTMENT COMPANIES -- 97.6%                           SHARES        VALUE
--------------------------------------------------------------------------------
SECTOR FUNDS -- 49.6%
  Alpine International Real Estate Equity - Class Y.      4,519   $     169,750
  FBR Gas Utility Index ............................     13,711         267,088
  Fidelity Select Utilities Growth .................      3,137         168,229
  Fidelity Select Wireless(a) ......................     50,328         337,201
  iShares Dow Jones U.S. Energy Sector Index(b) ....     10,200         983,178
  iShares Goldman Sachs Natural Resources Index(b) .     10,000         968,400
  iShares Goldman Sachs Networking Index(a)(b) .....     23,900         732,774
  iShares Goldman Sachs Semiconductor Index(b) .....      4,050         246,564
  iShares MSCI Emerging Markets Index(b) ...........      5,300         549,080
  iShares Nasdaq Biotechnology Index(a)(b) .........      5,700         453,435
  PowerShares Dynamic Biotechnology & Genome(a)(b) .      9,700         179,935
  Technology Select Sector SPDR(b) .................     30,800         705,012
  T  Rowe Price Emerging Europe & Mediterranean ....      5,548         170,725
                                                                  -------------
                                                                      5,931,371
                                                                  -------------
MID-CAP FUNDS -- 25.8%
  Calamos Growth - Class A(a) ......................      6,353         350,202
  iShares S&P MidCap 400/BARRA Growth Index(b) .....      5,800         453,038
  Janus Orion ......................................     62,533         593,440
  Leuthold Select Industries .......................     46,072         845,878
  S&P MidCap 400 Depositary Receipts(b) ............      5,902         845,816
                                                                  -------------
                                                                      3,088,374
                                                                  -------------
LARGE-CAP FUNDS -- 14.9%
  iShares Russell 1000 Value Index(b) ..............      5,500         436,975
  Marsico 21st Century .............................     92,799       1,343,729
                                                                  -------------
                                                                      1,780,704
                                                                  -------------

SMALL-CAP FUNDS -- 7.3%
  iShares S&P SmallCap 600/BARRA Growth Index(b) ...      1,200         149,832
  iShares S&P SmallCap 600/BARRA Value Index(b) ....      3,100         228,005
  Perritt Micro Cap Opportunities(a) ...............     15,172         490,365
                                                                  -------------
                                                                        868,202
                                                                  -------------
TOTAL INVESTMENT COMPANIES (Cost $10,597,417).......              $  11,668,651
                                                                  -------------

================================================================================
MONEY MARKET SECURITIES -- 2.5%                         SHARES        VALUE
--------------------------------------------------------------------------------
  First American Treasury Obligations - Class A
    (Cost $292,816) ................................    292,816   $     292,816
                                                                  -------------

TOTAL INVESTMENTS AT VALUE -- 100.1%
 (Cost $10,890,233).................................              $  11,961,467

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%).....                    (12,607)
                                                                  -------------

NET ASSETS -- 100.0%................................              $  11,948,860
                                                                  =============

(a)  Non-income producing security.

(b)  Exchange-traded fund.


See accompanying notes to financial statements.

NEW CENTURY INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2006
================================================================================
INVESTMENT COMPANIES -- 98.5%                           SHARES        VALUE
--------------------------------------------------------------------------------
EUROPE FUNDS -- 31.6%
  AIM European Growth - Class A ....................    114,625   $   4,564,367
  Fidelity Nordic ..................................     11,765         430,471
  iShares MSCI Austria Index(b) ....................    166,200       5,554,404
  iShares MSCI Belgium Index(b) ....................    110,600       2,682,050
  iShares MSCI EMU Index(b) ........................     25,800       2,512,662
  iShares MSCI France Index(b) .....................     10,000         321,900
  iShares MSCI Germany Index(b) ....................    128,200       3,225,512
  iShares MSCI Italy Index(b) ......................     10,000         315,300
  iShares MSCI Spain Index(b) ......................     37,200       1,879,716
  iShares MSCI Sweden Index(b) .....................     76,000       2,192,600
  iShares MSCI Switzerland Index(b) ................     47,500       1,120,050
  iShares MSCI United Kingdom Index(b) .............    129,746       2,971,183
  Ivy European Opportunities - Class A .............    132,700       4,762,616
                                                                  -------------
                                                                     32,532,831
                                                                  -------------
DIVERSIFIED FUNDS -- 27.2%
  AllianceBernstein International Growth - Class A .     96,381       1,754,124
  Dodge & Cox International Stock ..................     71,690       2,991,643
  iShares MSCI EAFE Index(b) .......................     67,800       4,760,238
  iShares S&P Global Energy Sector Index(b) ........     23,900       2,559,690
  Janus Overseas ...................................    137,922       5,853,420
  Lazard International Small Cap - Investor Shares .     41,686         797,039
  Oakmark International - Class I ..................    102,360       2,829,235
  Oppenheimer International Small Company - Class A(a)  146,562       3,688,967
  Tocqueville International Value (The) ............    168,364       2,815,046
                                                                  -------------
                                                                     28,049,402
                                                                  -------------
ASIA/PACIFIC FUNDS -- 20.5%
  Eaton Vance Greater India - Class A(a) ...........    143,481       3,529,637
  Fidelity Japan ...................................    131,022       2,209,031
  iShares FTSE/Xinhua China 25 Index(b) ............     41,100       3,511,995
  iShares MSCI Australia Index(b) ..................    151,100       3,475,300
  iShares MSCI Japan Index(b) ......................    143,800       1,981,564
  iShares MSCI Pacific Ex-Japan Index(b) ...........     21,600       2,577,096
  Matthews Pacific Tiger - Class I .................     88,129       1,974,976
  ProFunds UltraJapan - Investor Class(a) ..........     27,505       1,811,476
                                                                  -------------
                                                                     21,071,075
                                                                  -------------
AMERICAS FUNDS -- 12.1%
  Fidelity Canada ..................................     56,310       2,786,212
  iShares MSCI Canada Index(b) .....................    151,000       3,720,640
  iShares MSCI Mexico Index(b) .....................     54,800       2,549,296
  iShares S&P Latin America 40 Index(b) ............     22,200       3,405,480
                                                                  -------------
                                                                     12,461,628
                                                                  -------------


See accompanying notes to financial statements.

NEW CENTURY INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2006
================================================================================
INVESTMENT COMPANIES -- 98.5% (Continued)               SHARES        VALUE
--------------------------------------------------------------------------------
EMERGING MARKETS FUNDS -- 7.1%
  iShares MSCI Emerging Markets Index(b) ...........     29,000   $   3,004,400
  Oppenheimer Developing Markets - Class A .........     28,625       1,172,189
  T. Rowe Price Emerging Europe & Mediterranean ....    101,250       3,115,467
                                                                  -------------
                                                                      7,292,056
                                                                  -------------

TOTAL INVESTMENT COMPANIES (Cost $76,181,627).......              $ 101,406,992
                                                                  -------------


================================================================================
MONEY MARKET SECURITIES -- 1.6%                         SHARES        VALUE
--------------------------------------------------------------------------------
  First American Treasury Obligations - Class A
    (Cost $1,684,639) ..............................  1,684,639   $   1,684,639
                                                                  -------------
TOTAL INVESTMENTS AT VALUE -- 100.1%
 (Cost $77,866,266).................................              $ 103,091,631

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%).....                   (146,354)
                                                                  -------------

NET ASSETS -- 100.0%................................              $ 102,945,277
                                                                  =============

(a)  Non-income producing security.

(b)  Exchange-traded fund.







See accompanying notes to financial statements.

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2006
================================================================================
INVESTMENT COMPANIES -- 96.2%                           SHARES        VALUE
--------------------------------------------------------------------------------
LONG/SHORT EQUITY FUNDS -- 19.0%
  CGM Focus ........................................     38,533   $   1,411,063
  Diamond Hill Focus Long-Short - Class I ..........    160,282       2,947,584
  Gartmore U.S. Growth Leaders Long-Short ..........     47,648         490,771
  Hussman Strategic Growth .........................    278,925       4,521,376
  James Advantage Market Neutral - Class A .........     73,702         905,066
  Prudent Bear .....................................    177,563       1,029,866
  Schwab Hedged Equity .............................    243,549       3,894,350
  TFS Market Neutral(a) ............................     45,150         568,438
  Weitz Funds (The) - Partners III Opportunity .....    248,221       2,794,969
                                                                  -------------
                                                                     18,563,483
                                                                  -------------
MERGER ARBITRAGE FUNDS -- 15.0%
  Arbitrage Fund (The) - Class R(a) ................    211,856       2,730,819
  Enterprise Mergers and Acquisitions - Class A ....    348,484       4,443,165
  Gabelli ABC ......................................    227,816       2,464,969
  Merger Fund (The) ................................    316,058       5,075,892
                                                                  -------------
                                                                     14,714,845
                                                                  -------------
GLOBAL MACRO FUNDS -- 12.6%
  Calamos Global Growth and Income - Class A .......    101,606       1,066,863
  First Eagle Global - Class A .....................    140,800       6,809,091
  Franklin Mutual Discovery - Class Z ..............     99,393       2,995,716
  Oppenheimer International Bond - Class A .........    238,022       1,409,088
                                                                  -------------
                                                                     12,280,758
                                                                  -------------
NATURAL RESOURCES FUNDS -- 9.6%
  DWS Global Commodities Stock (c) .................     28,328         455,798
  FBR Gas Utility Index ............................     27,480         535,319
  Permanent Portfolio ..............................     19,656         627,208
  PIMCO Commodity Real Return Strategy - Class A ...    236,894       3,413,649
  PowerShares Global Water Portfolio(b) ............     27,000         480,600
  RS Global Natural Resources - Class A ............     67,835       2,390,493
  T. Rowe Price New Era ............................      8,442         385,861
  Vanguard Precious Metals & Minerals ..............     38,910       1,152,509
                                                                  -------------
                                                                      9,441,437
                                                                  -------------
ASSET ALLOCATION FUNDS -- 9.4%
  Berwyn Income ....................................    110,546       1,355,290
  FPA Crescent - Class I ...........................    103,049       2,772,014
  Greenspring ......................................     77,235       1,810,385
  Leuthold Core Investment .........................    147,973       2,704,938
  Oakmark Equity and Income - Class I ..............     20,749         557,317
                                                                  -------------
                                                                      9,199,944
                                                                  -------------
REAL ESTATE FUNDS -- 7.1%
  Cohen & Steers International Realty - Class I ....     88,685       1,520,059
  DWS RREEF Real Estate (c) ........................     16,100         412,160
  JPMorgan U.S. Real Estate - Class A ..............     39,989       1,004,516
  Neuberger Berman Real Estate Securities Income (c)     29,000         526,640
  Third Avenue Real Estate Value ...................     95,119       3,456,618
                                                                  -------------
                                                                      6,919,993
                                                                  -------------


See accompanying notes to financial statements.

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2006
================================================================================
INVESTMENT COMPANIES -- 96.2% (CONTINUED)               SHARES        VALUE
--------------------------------------------------------------------------------
OPTION HEDGED FUNDS -- 7.1%
  Gateway ..........................................    156,841   $   4,219,031
  Old Mutual Analytic Defensive Equity - Class Z ...    198,714       2,698,530
                                                                  -------------
                                                                      6,917,561
                                                                  -------------
DEEP VALUE/DISTRESSED SECURITIES FUNDS -- 6.4%
  Fairholme ........................................     74,957       2,155,755
  Franklin Mutual Beacon - Class Z .................    105,906       1,852,298
  Third Avenue Value ...............................     37,115       2,237,660
                                                                  -------------
                                                                      6,245,713
                                                                  -------------
CONVERTIBLE ARBITRAGE FUNDS -- 5.0%
  Calamos Market Neutral - A Shares ................    384,309       4,907,631
                                                                  -------------

HIGH YIELD FUNDS -- 5.0%
  Alliance World Dollar Government II (c) ..........     10,000         135,500
  Fidelity Capital & Income ........................    112,838         982,816
  MainStay High Yield Corporate Bond - Class A .....    164,033       1,038,327
  Neuberger Berman Income Opportunity (c) ..........     39,700         683,634
  Pioneer High Yield - Class A .....................     90,624       1,008,643
  William High Yield - Class A .....................    118,717       1,043,522
                                                                  -------------
                                                                      4,892,442
                                                                  -------------

TOTAL INVESTMENT COMPANIES (Cost $79,826,302).......              $  94,083,807
                                                                  -------------


=================================================================================================================
STRUCTURED NOTES -- 1.8%                                                        PAR VALUE/UNITS       VALUE
-----------------------------------------------------------------------------------------------------------------
  Eksportfinans ASA, Efficient Allocation Return Note, due 10/19/09.............   $  500,000     $    502,400
  Merrill Lynch & Co., Inc. Medium-Term Notes, Series C, due 04/05/07...........      100,000(d)       890,000
  Morgan Stanley Global Medium-Term Notes, Series F, due 09/20/07...............       45,000(d)       405,000
                                                                                                  ------------

TOTAL STRUCTURED NOTES (Cost $1,950,000)........................................                  $  1,797,400
                                                                                                  ------------

================================================================================
MONEY MARKET SECURITIES -- 2.4%                      SHARES           VALUE
--------------------------------------------------------------------------------
  First American Treasury Obligations - Class A
   (Cost $2,361,247)............................    2,361,247      $  2,361,247
                                                                   ------------
TOTAL INVESTMENTS AT VALUE -- 100.4%
 (Cost $84,137,549).............................                   $ 98,242,454

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.4%).                       (431,268)
                                                                   ------------

NET ASSETS -- 100.0%............................                   $ 97,811,186
                                                                   ============

(a)  Non-income producing security.

(b)  Exchange-traded fund.

(c)  Closed-end  fund.

(d)  $10.00 face value per unit.


See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2006
================================================================================

(1)  SIGNIFICANT ACCOUNTING POLICIES
New Century Portfolios ("New Century") is organized as a Massachusetts business trust which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and currently offers shares of five series: New Century Capital Portfolio, New Century Balanced Portfolio, New Century Opportunistic Portfolio (formerly New Century Aggressive Portfolio), New Century International Portfolio and New Century Alternative Strategies Portfolio (together, the "Portfolios"). New Century Capital Portfolio and New Century Balanced Portfolio commenced operations on January 31, 1989. New Century Opportunistic Portfolio and New Century International Portfolio commenced operations on November 1, 2000, and New Century Alternative Strategies Portfolio commenced operations on May 1, 2002.

Weston Financial Group, Inc. (the "Advisor"), a wholly-owned subsidiary of The Washington Trust Company, serves as the investment advisor to each Portfolio. Weston Securities Corporation (the "Distributor"), a wholly-owned subsidiary of Washington Trust Bancorp, Inc., serves as the distributor and principal underwriter to each Portfolio.

The investment objective of New Century Capital Portfolio is to provide capital growth, with a secondary objective to provide income, while managing risk. This Portfolio seeks to achieve its objectives by investing primarily in shares of other registered investment companies that emphasize investments in equities (domestic and foreign).

The investment objective of New Century Balanced Portfolio is to provide income, with a secondary objective to provide capital growth, while managing risk. This Portfolio seeks to achieve its objectives by investing primarily in shares of other registered investment companies that emphasize investments in equities (domestic and foreign), and fixed income securities (domestic and foreign).


The investment objective of New Century Opportunistic Portfolio is to provide capital growth, without regard to current income, while managing risk. This Portfolio seeks to achieve its objective by investing primarily in shares of registered investment companies that emphasize investments in equities (domestic and foreign). The New Century Opportunistic Portfolio may also invest in shares of registered investment companies that seek appreciation by investing in fixed income securities, including high-yield, lower rated debt securities.

The investment objective of New Century International Portfolio is to provide capital growth, with a secondary objective to provide income, while managing risk. This Portfolio seeks to achieve its objectives by investing primarily in shares of registered investment companies that emphasize investments in equities and fixed income securities (foreign, worldwide, emerging markets and domestic).

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2006
================================================================================

The investment objective of New Century Alternative Strategies Portfolio is to provide long-term capital appreciation, with a secondary objective to earn income, while managing risk. This Portfolio seeks to achieve its objectives by investing primarily in shares of other registered investment companies that emphasize alternative strategies.

The price of shares of each Portfolio fluctuates daily and there is no assurance that the Portfolios will be successful in achieving their stated investment objectives.

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.   INVESTMENT VALUATION
     --------------------
Investments, representing primarily capital stock of other open-end investment companies, are valued at their net asset value as reported by such companies. The Portfolios may also invest in closed-end investment companies, exchange traded funds, and to a certain extent, directly in securities. Investments in closed-end investment companies and exchange traded funds are valued at market prices, as described in the paragraph below. The net asset value as reported by open-end investment companies may be based on fair value pricing; to understand the fair value pricing process used by such companies, consult their most current prospectus.

Investments in securities traded on a national securities exchange are valued at the last reported sales price; securities quoted by NASDAQ are valued at the Nasdaq Official Closing Price; and securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service. Other assets and securities for which no quotations are readily available or for which quotations the Advisor believes do not reflect market value are valued at fair value as determined in good faith by the Advisor under the supervision of the Board of Trustees. Short-term investments are valued at amortized cost which approximates market value.

B.   SHARE VALUATION
     ---------------
The net asset value per share of each Portfolio is calculated daily by dividing the total value of each Portfolio's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Portfolio is equal to the net asset value per share, except that shares of each Portfolio are subject to a redemption fee of 2% if redeemed within 30 days of the date of purchase. No redemption fee will be imposed on the exchange of shares among the various Portfolios of the Trust, the

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2006
================================================================================

redemption of shares representing reinvested dividends or capital gain distributions, or on amounts representing capital appreciation of shares. During the years ended October 31, 2006 and 2005, proceeds from redemption fees totaled $575 and $73, respectively for the New Century International Portfolio and $0 and $76, respectively, for the New Century Alternative Strategies Portfolio. No redemption fees were collected for the New Century Capital, New Century Balanced and New Century Opportunistic Portfolios. Any redemption fees are credited to Paid-in capital of the applicable Portfolio.

C.   INVESTMENT TRANSACTIONS
     -----------------------
Investment transactions are recorded on a trade date basis. Gains and losses on securities sold are determined on a specific identification method.

D.   INCOME RECOGNITION
     ------------------
Interest, if any, is accrued on portfolio investments daily. Dividend income and capital gain distributions are recorded on the ex-dividend date or as soon as the information is available if after the ex-date.

E.   DISTRIBUTIONS TO SHAREHOLDERS
     -----------------------------
Dividends arising from net investment income, if any, are declared and paid semi-annually to shareholders of the New Century Balanced and New Century Alternative Strategies Portfolios. Dividends from net investment income, if any, are declared and paid annually for the New Century Capital, New Century Opportunistic and New Century International Portfolios. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. There were no differences between the book and tax basis of distributions for the years ended October 31, 2006 and 2005.

F.   COST OF OPERATIONS
     ------------------
The Portfolios bear all costs of their operations other than expenses specifically assumed by the Advisor. Expenses directly attributable to a Portfolio are charged to that Portfolio; other expenses are allocated proportionately among the Portfolios in relation to the net assets of each Portfolio.

G.   USE OF ESTIMATES
     ----------------
In preparing financial statements in accordance with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and revenues and expenses during the reporting period. Actual results could differ from those estimates.

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2006
================================================================================

(2)  INVESTMENT ADVISORY FEES, ADMINISTRATIVE
     AGREEMENT AND TRUSTEES' FEES
Each Portfolio has a separate Investment Advisory Agreement with the Advisor. Investment advisory fees for each Portfolio are computed daily and paid monthly. The investment advisory fees for each Portfolio, except for the New Century Alternative Strategies Portfolio, are computed at an annualized rate of 1% on the first $100 million of average daily net assets and .75% of average daily net assets exceeding that amount. The investment advisory fees for New Century Alternative Strategies Portfolio, however, are computed at an annualized rate of ..75% of average daily net assets. The advisory fees are based on the net assets of each of the Portfolios separately, and not on the total net assets of the Portfolios combined.

The Advisor has contractually agreed to limit the total expenses (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate of 1.50% of average net assets for each of the Portfolios. This contractual fee waiver is in place until August 31, 2007. Accordingly, for the year ended October 31, 2006, the Advisor waived $56,057 of advisory fees for the New Century Opportunistic Portfolio. No waiver was necessary for New Century
Capital, New Century Balanced, New Century International or New Century Alternative Strategies Portfolios.

Any advisory fees waived and/or any other operating expenses absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the Portfolio to the Advisor, if so requested by the Advisor, provided the aggregate amount of the Portfolio's current total operating expenses for such fiscal year does not exceed the applicable existing limitation on Portfolio expenses, and the reimbursement is made within three years after the year in which the Advisor incurred the expense. During the year ended October 31, 2006, the Advisor received $75,667 in recouped fees from the New Century International Portfolio. During the year ended October 31, 2006, the Advisor did not recoup any fees waived or other operating expenses absorbed from the New Century Opportunistic Portfolio. The Advisor has recouped all fees waived and expenses reimbursed for New Century Balanced Portfolio and New Century Alternative Strategies Portfolio. No fees have been waived or reimbursed for the New Century Capital Portfolio.

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2006
================================================================================

As of October 31, 2006, the amounts available for reimbursement that have been paid and/or waived by the Advisor on behalf of the following Portfolios are as follows:
--------------------------------------------------------------------------------
New Century Opportunistic Portfolio............................  $    182,226
New Century International Portfolio............................  $     53,893
--------------------------------------------------------------------------------
As of October 31, 2006, the Advisor may recapture a portion of the above amounts no later than the dates as stated below:
--------------------------------------------------------------------------------
                                      OCTOBER 31,     OCTOBER 31,    OCTOBER 31,
                                         2007            2008           2009
--------------------------------------------------------------------------------
New Century Opportunistic Portfolio   $    64,016     $    62,153    $   56,057
New Century International Portfolio   $    35,096     $    18,797    $       --
--------------------------------------------------------------------------------
Fees paid by the Portfolios pursuant to an Administration Agreement with the Advisor to administer the ordinary course of the Portfolios' business are paid monthly from a detail of actual expenses incurred in the overseeing of the Portfolios' affairs. All expenses incurred overseeing the Portfolios' affairs are reimbursed monthly.

The Portfolios pay each Trustee who is not affiliated with the Advisor a $10,000 annual retainer, paid quarterly, and a per meeting fee of $1,000. The Portfolios will also pay each Trustee who is not affiliated with the Advisor a $1,000 special meeting fee if held independent of a Regularly Scheduled Board Meeting. Trustees who are affiliated with the Advisor do not receive compensation.

(3)  DISTRIBUTION PLAN AND OTHER TRANSACTIONS
     WITH AFFILIATES
The Portfolios have adopted a Distribution Plan (the "Plan") under Section 12(b) of the Investment Company Act of 1940 and Rule 12b-1 thereunder. Under the Plan, each Portfolio may pay up to .25% of its average daily net assets to the Distributor for activities primarily intended to result in the sale of shares. Under its terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of the Trustees and a majority of those Trustees who are not "interested persons" of the Portfolios and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan.

During the year ended  October 31,  2006,  the  Distributor  received  $164,176,
$143,879,  $25,105,  $186,489  and $99,217 from New Century  Capital,  Balanced,
Opportunistic, International and Alternative Strategies Portfolios, respectively, pursuant to the Plan.

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2006
================================================================================

Also during this time, the Distributor received sales commissions and other compensation of $124,508, $62,748, $2,327, $30,309 and $125,282 in connection with the purchase of investment company shares by New Century Capital, Balanced, Opportunistic, International and Alternative Strategies Portfolios, respectively. The Distributor has voluntarily agreed to reduce payments made by each Portfolio pursuant to the Plan in amounts equal to the sales commissions and other compensation.

Certain officers and trustees of New Century are also officers and/or directors of the Advisor and the Distributor.

(4)  INVESTMENT TRANSACTIONS
For the year ended October 31, 2006, the cost of purchases and the proceeds from sales of securities other than short-term investments and U.S. government securities were as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         NEW
                                                     NEW              NEW              NEW             NEW             CENTURY
                                                   CENTURY          CENTURY          CENTURY         CENTURY         ALTERNATIVE
                                                   CAPITAL          BALANCED      OPPORTUNISTIC    INTERNATIONAL     STRATEGIES
                                                  PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
Purchase of investment securities.............  $ 13,981,288     $ 17,918,882     $  9,605,892     $ 57,651,234     $ 24,959,625
Proceeds from sales of investment securities..  $ 13,997,561     $ 19,001,518     $  5,221,381     $ 18,642,190     $ 10,508,050
-----------------------------------------------------------------------------------------------------------------------------------

(5)  TAX MATTERS
It is each Portfolio's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Portfolio so qualifies and distributes at least 90% of its taxable net income, the Portfolio (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Portfolio's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2006
================================================================================

For the year ended October 31, 2006, the following reclassifications were made as a result of permanent differences between the financial statement and income tax reporting requirements:

--------------------------------------------------------------------------------------------------------
                                                                         DECREASE
                                                      INCREASE IN       ACCUMULATED
                                                     ACCUMULATED NET    NET REALIZED     DECREASE IN
                                                      INVESTMENT        GAINS(LOSSES)      PAID IN
                                                      INCOME (LOSS)    ON INVESTMENTS      CAPITAL
--------------------------------------------------------------------------------------------------------
New Century Capital Portfolio.......................  $   556,605       $  (208,771)     $   (347,834)
New Century Balanced Portfolio......................      170,570          (170,570)               --
New Century Opportunistic Portfolio.................       98,253           (16,020)          (82,233)
New Century International Portfolio.................      403,469          (195,233)         (208,236)
New Century Alternative Strategies Portfolio........      843,852          (843,852)               --
--------------------------------------------------------------------------------------------------------

These reclassifications did not change the net assets of the Portfolios.

The tax character of distributable earnings at October 31, 2006 was as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         NEW
                                                     NEW              NEW              NEW             NEW             CENTURY
                                                   CENTURY          CENTURY          CENTURY         CENTURY         ALTERNATIVE
                                                   CAPITAL          BALANCED      OPPORTUNISTIC    INTERNATIONAL     STRATEGIES
                                                  PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
Undistributed ordinary income.................  $         --     $    227,009     $         --     $         --     $    401,149
Unrealized appreciation.......................    33,467,052       16,381,784        1,047,796       25,225,365       14,061,741
Capital loss carryforwards....................    (3,929,333)        (317,777)        (329,546)              --               --
Undistributed long-term gains.................            --               --               --        3,421,784        2,021,819
                                                ------------     ------------     ------------     ------------     ------------
Total distributable earnings..................  $ 29,537,719     $ 16,291,016     $    718,250     $ 28,647,149     $ 16,484,709
                                                ============     ============     ============     ============     ============
-----------------------------------------------------------------------------------------------------------------------------------

The following information is based upon the federal income tax cost of investment securities as of October 31, 2006:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         NEW
                                                     NEW              NEW              NEW             NEW             CENTURY
                                                   CENTURY          CENTURY          CENTURY         CENTURY         ALTERNATIVE
                                                   CAPITAL          BALANCED      OPPORTUNISTIC    INTERNATIONAL     STRATEGIES
                                                  PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
Tax cost of portfolio investments.............  $ 90,580,226     $ 69,507,766     $ 10,913,671     $ 77,866,266     $ 84,180,713
                                                ============     ============     ============     ============     ============
Gross unrealized appreciation.................  $ 33,467,458     $ 16,514,617     $  1,264,171     $ 25,302,299     $ 14,713,041
Gross unrealized depreciation.................          (406)        (132,833)        (216,375)         (76,934)        (651,300)
                                                ------------     ------------     ------------     ------------     ------------
Net unrealized appreciation...................  $ 33,467,052     $ 16,381,784     $  1,047,796     $ 25,225,365     $ 14,061,741
                                                ============     ============     ============     ============     ============
-----------------------------------------------------------------------------------------------------------------------------------

The difference between the federal income tax cost of portfolio investments and the financial statement cost for New Century Capital, Balanced, Opportunistic and Alternative Strategies Portfolios is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2006
================================================================================

accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales. For the New Century Alternative Strategies Portfolio, the difference between tax basis undistributed ordinary income and accumulated undistributed net investment income is due to the tax treatment of net short-term capital gains and the requirement to accrue income on structured notes for tax purposes.

As of October 31, 2006, the Portfolios had the following capital loss carryforwards for federal income tax purposes. These capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

--------------------------------------------------------------------------------
                                   NEW               NEW              NEW
                                 CENTURY           CENTURY          CENTURY
                                 CAPITAL           BALANCED      OPPORTUNISTIC
EXPIRES OCTOBER 31,             PORTFOLIO         PORTFOLIO        PORTFOLIO
--------------------------------------------------------------------------------
2010.........................   $   798,303    $    174,247      $   212,888
2011.........................     3,131,030         143,530          116,658
                                -----------    ------------      -----------
                                $ 3,929,333    $    317,777      $   329,546
                                ===========    ============      ===========
--------------------------------------------------------------------------------
During the year ended October 31, 2006, the following amounts of capital loss carryforwards were utilized to offset current year realized gains:
--------------------------------------------------------------------------------
New Century Capital Portfolio.................................   $  5,056,131
New Century Balanced Portfolio................................   $  2,676,737
New Century Opportunistic Portfolio...........................   $    961,234
--------------------------------------------------------------------------------

(6)  CONTINGENCIES AND COMMITMENTS
New Century indemnifies its officers and trustees for certain liabilities that might arise from their performance of their duties to the Portfolios. Additionally, in the normal course of business, New Century, on behalf of its Portfolios, enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Portfolios' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, New Century expects the risk of loss to be remote.

(7)  NEW ACCOUNTING PRONOUNCEMENTS
On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 (FIN 48) "Accounting for Uncertainty in Income Taxes". FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2006
================================================================================

positions taken in the course of preparing each Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.

In September  2006,  the  Financial  Accounting  Standards  Board (FASB)  issued
Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2006, each Portfolio does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the Statements of Changes in Net Assets for a fiscal period.

NEW CENTURY PORTFOLIOS
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
================================================================================

To the Shareholders and Board of Trustees of New Century Portfolios


We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of New Century Capital Portfolio, New Century Balanced Portfolio, New Century Opportunistic Portfolio, New Century International Portfolio and New Century Alternative Strategies Portfolio, each a series of shares of beneficial interest of New Century Portfolios, as of October 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years and period in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2006 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of New Century Capital Portfolio, New Century Balanced Portfolio, New Century Opportunistic Portfolio, New Century International Portfolio and New Century Alternative Strategies Portfolio as of October 31, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and their financial highlights for the each of the years and period in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                           /s/ BRIGGS, BUNTING & DOUGHERTY, LLP


                                           BRIGGS, BUNTING & DOUGHERTY, LLP
Philadelphia, Pennsylvania
November 16, 2006

NEW CENTURY PORTFOLIOS
BOARD OF TRUSTEES AND OFFICERS (UNAUDITED)
================================================================================

Overall responsibility for management of New Century rests with the Board of Trustees. The Trustees serve during the lifetime of New Century and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of New Century to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following table provides information regarding each Trustee and officer of New Century:

                                                                                                    NUMBER OF
                                                                                                    PORTFOLIOS IN   OTHER
NAME,                                           POSITION(S)                                         FUND COMPLEX    DIRECTORSHIPS
ADDRESS                      LENGTH OF          HELD WITH         PRINCIPAL OCCUPATION(S)           OVERSEEN        HELD BY
AND AGE                      TIME SERVED        NEW CENTURY       DURING PAST 5 YEARS               BY TRUSTEE      TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES:
---------------------------------------------------------------------------------------------------------------------------------
*Douglas A. Biggar           Since 1988         Chairman/         Managing Director,                     5          None
40 William Street,                              Trustee           Weston Financial Group, Inc.;
Suite  100                                                        Vice President of Weston
Wellesley,  MA 02481                                              Securities Corporation.
(age 59)
---------------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES:
---------------------------------------------------------------------------------------------------------------------------------
Stanley H. Cooper, Esq.      Since 1988         Trustee           Attorney in private practice.          5          None
One Ashford Lane
Andover, MA 01810
(age 59)
---------------------------------------------------------------------------------------------------------------------------------
Roger Eastman, CPA           Since 1989         Trustee           Retired; Formerly, the Executive       5          None
10682 Gulfshore Drive C-103                                       Vice President and Chief Operating
Naples, FL 34108                                                  Officer, Danvers Savings Bank
(age 76)                                                          (from 3/97 to 12/03).
---------------------------------------------------------------------------------------------------------------------------------
Michael A. Diorio, CPA       Since 1988         Trustee           Executive Director, Milford            5          Director,
11 Calvin Drive                                                   Housing Authority (since 11/04);                  Milford
Milford, MA 01757                                                 Town Accountant, Town of                          National
(age 61)                                                          Canton, MA (from 3/01 to 10/04).                  Bank & Trust
                                                                                                                    since 1996
---------------------------------------------------------------------------------------------------------------------------------
OFFICERS:
---------------------------------------------------------------------------------------------------------------------------------
Wayne M. Grzecki             Since 1996         President         President, Weston Financial
40 William Street,                                                Group, Inc.; President of
Suite 100                                                         Weston Securities Corporation.
Wellesley, MA 02481
(age 55)
---------------------------------------------------------------------------------------------------------------------------------
Ronald A. Sugameli           Since 1997         Vice              Managing Director,
40 William Street,                              President         Weston Financial Group, Inc.;
Suite 100                                                         Vice President of
Wellesley, MA 02481                                               Weston Securities Corporation.
(age 54)
---------------------------------------------------------------------------------------------------------------------------------

NEW CENTURY PORTFOLIOS
BOARD OF TRUSTEES AND OFFICERS (UNAUDITED)
(CONTINUED)
=================================================================================================================================
NAME,                                           POSITION(S)
ADDRESS                      LENGTH OF          HELD WITH         PRINCIPAL OCCUPATION(S)
AND AGE                      TIME SERVED        NEW CENTURY       DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------------------
Nicole M. Tremblay, Esq.     Since 2002         CFO, Treasurer,   Vice President, Chief Compliance
40 William Street,                              Chief             Officer, Weston Financial Group,
Suite 100                                       Compliance        Inc.; Vice President, Chief Compliance
Wellesley, MA 02481                             Officer and       Officer, and General Securities Principal
(age 32)                                        Secretary         of Weston Securities Corporation
                                                                  (Since 11/02);  prior thereto Assistant
                                                                  Counsel, GoldK, Inc. (from 5/02 to 10/02);
                                                                  Consultant, Allmerica Financial Life
                                                                  Insurance & Annuity Co. (from 3/02
                                                                  to 5/02);  and Compliance Review Officer,
                                                                  Sun Life Financial (from 1/96 to 2/02)
---------------------------------------------------------------------------------------------------------------------------------

* Douglas A. Biggar is considered to be an "interested person" of the Company within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended. Mr. Biggar is an interested person because he is an officer of the Advisor and Distributor.

Additional information about members of the Board of Trustees and executive officers is available in the Statement of Additional Information (SAI). To obtain a free copy of the SAI, please call 1-888-639-0102.

NEW CENTURY PORTFOLIOS
ABOUT YOUR PORTFOLIO'S EXPENSES (UNAUDITED)
================================================================================

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Portfolios, you may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other expenses. The following examples are intended to help you understand ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

A Portfolio's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The examples in the tables below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates each Portfolio's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from each Portfolio's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Portfolios. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolios under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Portfolios' costs with those of other mutual funds. It assumes that each Portfolio had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolios' actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess each Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Portfolios do not charge sales loads. However, a redemption fee of 2% is applied on the sale of shares of the Portfolios held for less than 30 days.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

NEW CENTURY PORTFOLIOS
ABOUT YOUR PORTFOLIO'S EXPENSES (UNAUDITED)
(CONTINUED)
================================================================================

More information about the Portfolios' expenses, including recent annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Portfolios' prospectus.

NEW CENTURY CAPITAL PORTFOLIO
--------------------------------------------------------------------------------
                                   Beginning         Ending
                                 Account Value    Account Value   Expenses Paid
                                  May 1, 2006   October 31, 2006  During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return        $1,000.00       $  998.30          $6.14
Based on Hypothetical 5% Return
  (before expenses)                $1,000.00       $1,019.06          $6.21
--------------------------------------------------------------------------------
* Expenses are equal to the New Century Capital Portfolio's annualized expense ratio of 1.22% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).


NEW CENTURY BALANCED PORTFOLIO
--------------------------------------------------------------------------------
                                   Beginning         Ending
                                 Account Value    Account Value   Expenses Paid
                                  May 1, 2006   October 31, 2006  During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return        $1,000.00       $1,022.50          $7.03
Based on Hypothetical 5% Return
  (before expenses)                $1,000.00       $1,018.25          $7.02
--------------------------------------------------------------------------------
* Expenses are equal to the New Century Balanced Portfolio's annualized expense ratio of 1.38% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).


NEW CENTURY OPPORTUNISTIC PORTFOLIO
--------------------------------------------------------------------------------
                                   Beginning         Ending
                                 Account Value    Account Value   Expenses Paid
                                  May 1, 2006   October 31, 2006  During Period*
--------------------------------------------------------------------------------

Based on Actual Fund Return        $1,000.00       $  958.40          $7.40
Based on Hypothetical 5% Return
      (before expenses)            $1,000.00       $1,017.64          $7.63
--------------------------------------------------------------------------------
* Expenses are equal to the New Century Opportunistic Portfolio's annualized expense ratio of 1.50% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

NEW CENTURY PORTFOLIOS
ABOUT YOUR PORTFOLIO'S EXPENSES (UNAUDITED)
(CONTINUED)
================================================================================

NEW CENTURY INTERNATIONAL PORTFOLIO
--------------------------------------------------------------------------------
                                   Beginning         Ending
                                 Account Value    Account Value   Expenses Paid
                                  May 1, 2006   October 31, 2006  During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return        $1,000.00       $  998.00          $7.55
Based on Hypothetical 5% Return
      (before expenses)            $1,000.00       $1,017.64          $7.63
--------------------------------------------------------------------------------
* Expenses are equal to the New Century International Portfolio's annualized expense ratio of 1.50% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).


NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
--------------------------------------------------------------------------------
                                   Beginning         Ending
                                 Account Value    Account Value   Expenses Paid
                                  May 1, 2006   October 31, 2006  During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return        $1,000.00       $1,027.60          $5.67
Based on Hypothetical 5% Return
      (before expenses)            $1,000.00       $1,019.61          $5.65
--------------------------------------------------------------------------------
* Expenses are equal to the New Century Alternative Strategies Portfolio's annualized expense ratio of 1.11% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).


FEDERAL TAX INFORMATION (UNAUDITED)
================================================================================
In accordance with federal tax requirements, the following provides shareholders with information concerning distributions from ordinary income and net realized gains made by the Portfolios during the year ended October 31, 2006. During the year ended October 31, 2006, the New Century International Portfolio and New Century Alternative Strategies Portfolio paid long-term capital gains distributions of $684,174 and $455,936, respectively. For the fiscal year ended October 31, 2006, certain dividends paid by the Portfolios may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The New Century Balanced Portfolio and the New Century Alternative Strategies Portfolio intend to designate up to a maximum amount of $1,111,490 and $2,149,410, respectively, as taxed at a maximum rate of 15%. As required by federal regulations, complete information will be computed and reported in conjunction with your 2006 Form 1099-DIV.

NEW CENTURY PORTFOLIOS
TRUSTEES APPROVAL OF INVESTMENT
ADVISORY AGREEMENTS (UNAUDITED)
================================================================================

Weston Financial Group, Inc. ("Weston") serves as the investment adviser to each Portfolio of the Trust. The Board of Trustees most recently approved the continuance of the investment advisory agreements (collectively, the "Advisory Agreements") between the Trust, on behalf of each of the Capital, Balanced, Opportunistic, International and Alternative Strategies Portfolios, and Weston at a regular meeting of the Board of Trustees held on September 21, 2006. The September 21, 2006 regular meeting of the Board of Trustees was called, in part, to act upon the continuance of such Advisory Agreements. These approvals by the Board of Trustees were unanimous, and therefore included a majority of those trustees who are not "interested persons" of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the Independent Trustees"), and by a majority of the entire Board.

Prior to the meeting, the Board received and reviewed certain materials from Weston. The materials included: (i) a memorandum prepared by independent counsel setting forth the Board's fiduciary duties, responsibilities and the factors they should consider in their evaluation of the renewal of the Advisory Agreements; (ii) information on the background and experience of each Portfolio Manager; (iii) information from a third-party provider concerning investment management fees paid by other, similar mutual funds; (iv) several memorandums from the Investment Company Institute concerning mutual fund fees and expenses in the industry; (v) a copy of the Advisory Agreements; and (vi) performance information comparing each Portfolio to its relevant benchmark index.

The Board of Trustees decided to approve the renewal of the Advisory Agreements for a one-year period commencing November 1, 2006 based upon their evaluation of: (i) the long-term relationship between Weston and the Trust; (ii) Weston's commitment to compliance; (iii) the nature, extent and quality of the services provided; (iv) the performance of each Portfolio; and (v) the costs of the services provided and the profitability of each entity from its relationship with the Portfolios.

It was noted that during the Board's consideration of the factors listed above, different trustees gave different weight to different items. In general, the trustees considered it to be significant that the proposed investment advisory arrangements would assure a continuity of relationships to service the Portfolios because of Weston's familiarity with each Portfolio, its investment objectives and policies, its portfolio composition, and the Trust's policies regarding matters such as brokerage allocation, record-keeping systems, and other operational issues.

The Board specifically noted the long-standing and cooperative working relationship between Weston and the Trust. They also noted last year's change in control of Weston, whereby it became a subsidiary of The Washington Trust Company, concluding that the change had been beneficial. Further, the trustees focused on the commitment by the

NEW CENTURY PORTFOLIOS
TRUSTEES APPROVAL OF INVESTMENT
ADVISORY AGREEMENTS (UNAUDITED) (CONTINUED)
================================================================================
officers of Weston and the continuity of the values and relationships that have existed with Weston during the course of its relationship with the Trust. The Independent Trustees concluded that the commitment to compliance, and the continued operation of Weston under The Washington Trust Company umbrella, would provide consistency and continuity to the Trust and its shareholders, and could offer a potential for further opportunities for growth that could benefit shareholders. The trustees also noted with approval, the strong commitment to compliance that Weston has evidenced over the past few years, including the hiring of an attorney to head the compliance function as the Chief Compliance Officer.

The trustees considered the terms and conditions of the existing Advisory Agreements that were being renewed, noting that the terms and conditions were the same including the provision for advisory fees. The trustees also considered the nature, quality and scope of the investment advisory services that had been provided to the Portfolios by Weston in the past and the services that are expected to continue in the future. Further the trustees considered the Weston personnel assigned to service the Portfolios, the unique aspects of Weston's operations, information concerning Weston's code of ethics and Weston's compliance programs.

The trustees considered the performance results of each of the Portfolios over various time periods. They reviewed information comparing each Portfolio's performance with the performance of comparable funds and with each Portfolio's benchmark. The trustees noted that for the year-to-date period ended August 31, 2006, the Alternative Strategies Portfolios had outperformed its respective benchmarks and the Capital, Balanced, Opportunistic and International Portfolio had slightly under performed their respective benchmarks. In general, the trustees noted that the Portfolios had been performing competitively in the industry and were pleased with their results given the decline in the market earlier in the year.

The trustees also reviewed the average expense ratios of similar equity mutual funds within the industry. They discussed the mutual funds' fixed expenses, such as the use of outside service providers for transfer agency and fund accounting. It was also noted that, as a fund-of-funds complex, the Trust had a different expense ratio structure than other funds within the industry.

The trustees considered the investment advisory fees paid by each Portfolio directly and in comparison to the fees paid by similar funds within the industry, and information concerning the performance of each Portfolio. The trustees were advised that the investment advisory fee charged by the Alternative Strategies Portfolio was comparable to the investment advisory fees charged by other, similar funds within the industry and that the investment advisory fees charged by the other Portfolios were on track with other similar funds within the industry; and that, the Capital, Balanced, Opportunistic

NEW CENTURY PORTFOLIOS
TRUSTEES APPROVAL OF INVESTMENT
ADVISORY AGREEMENTS (UNAUDITED) (CONTINUED)
================================================================================
and International Portfolios do offer a breakpoint for assets in excess of $100 million that could lower the investment advisory fees as assets grow. The trustees noted that the fees and expenses of the Portfolios were deemed to be fair and reasonable based on the information provided at the Board Meeting with respect to other funds in the industry.

The trustees reviewed and discussed other aspects of Weston, such as the profitability of the investment adviser, the benefits each party received from such long-term relationship, and the fact that Weston and its affiliates received other compensation from the relationship such as fees as administrator and fees under a distribution (12b-1) plan. The trustees also noted that one of the trustees, Mr. Biggar was an affiliate of Weston and the Trust's Distributor and would benefit by the continuance of the investment advisory and distribution agreements.

In their deliberations, the trustees did not consider the extent to which economies of scale would be realized as a Portfolio grows, although the indications that Weston does look for such growth was acknowledged. The Board did not rely upon comparisons of the services to be rendered and the amounts to be paid under the contract with those under other investment advisory contracts, such as contracts of the same and other investment advisers with other registered investment companies or other types of clients (e.g., pension funds and other institutional investors). These factors were considered not to be relevant in a situation where the trustees were determining whether to re-approve the agreements with an existing entity on the same terms and conditions. Such factors would be relevant to considering and approving new investment advisory agreements with other investment advisory entities.

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

================================================================================


                      INVESTMENT ADVISOR AND ADMINISTRATOR
                          Weston Financial Group, Inc.
                                 Wellesley, MA

                                  DISTRIBUTOR
                         Weston Securities Corporation
                                 Wellesley, MA

                                    COUNSEL
                             Greenburg Traurig, LLP
                                Philadelphia, PA

                         INDEPENDENT REGISTERED PUBLIC
                                 ACCOUNTING FIRM
                        Briggs, Bunting & Dougherty, LLP
                                Philadelphia, PA

                                 TRANSFER AGENT
                          Ultimus Fund Solutions, LLC
                                 Cincinnati, OH

                                   CUSTODIAN
                                U.S. Bank, N.A.
                                 Cincinnati, OH

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Portfolios. This report is authorized for distribution to prospective investors in the Portfolios only if preceded or accompanied by an effective Prospectus which contains details concerning the management fee expense and other pertinent information.

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-639-0102, or on the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-888-639-0102, or on the SEC's website at http://www.sec.gov.

The Portfolios file a complete listing of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios' Forms N-Q are available without charge upon request by calling 1-888-639-0102, or on the SEC's website at http://www.sec.gov. The Portfolios' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, or by calling 1-800-SEC-0330.

================================================================================

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Roger Eastman. Mr. Eastman is "independent" for purposes of this Item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) AUDIT FEES. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $45,000 and $45,000 with respect to the registrant's fiscal years ended October 31, 2006 and 2005, respectively.

     (b) AUDIT-RELATED FEES. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

     (c) TAX FEES. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $10,000 and $7,500 with respect to the registrant's fiscal years ended October 31, 2006 and 2005, respectively. The services comprising these fees are the preparation of the registrant's federal income and excise tax returns.

     (d) ALL OTHER FEES. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

     (e)(1) The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

     (e)(2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph
            (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) During the fiscal years ended October 31, 2006 and 2005, aggregate non-audit fees of $10,000 and $7,500, respectively, were billed by the registrant's accountant for services rendered to the registrant. During the fiscal years ended October 31, 2006 and 2005, aggregate non-audit fees of $0 and $7,596, respectively, were billed by the registrant's accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

     (h) The principal accountant has not provided any non-audit services that were not previously approved to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has a standing nominating committee responsible for the selection and nomination to serve as trustees of the registrant. Although the nominating committee expects to be able to find an adequate number of qualified candidates to serve as trustees, the nominating committee is willing to consider nominations received from shareholders. Shareholders wishing to submit a nomination should do so by notifying the Secretary of the registrant, in writing, at the following address: 40 William Street, Suite 100, Wellesley, Massachusetts 02481-3902.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto




Exhibit 99.CODE ETH     Code of Ethics

Exhibit 99.CERT         Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT      Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   New Century Portfolios
             -------------------------------------------------------------------



By (Signature and Title)*     /s/ Wayne M. Grzecki
                           -----------------------------------------------------
                           Wayne M. Grzecki, President


Date          January 3, 2007
      ------------------------------------------





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*     /s/ Wayne M. Grzecki
                           -----------------------------------------------------
                           Wayne M. Grzecki, President

Date          January 3, 2007
      ------------------------------------------





By (Signature and Title)*     /s/ Nicole M. Tremblay
                           -----------------------------------------------------
                           Nicole M. Tremblay, Treasurer

Date          January 3, 2007
      ------------------------------------------



* Print the name and title of each signing officer under his or her signature.